UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05460

AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant's telephone number, including area code:		(713) 626-1919
Date of fiscal year end:	8/31
Date of reporting period:	2/29/20

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 29, 2020

Investor Class

AIM Treasurer's Series Trust

(Invesco Treasurer's Series Trust)

Invesco Premier Portfolio

Invesco Premier U.S. Government Money Portfolio

Invesco Premier Tax-Exempt Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

19 Financial Statements

22 Financial Highlights

23 Notes to Financial Statements

29 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/29/20

FUND		WEIGHTED		WEIGHTED	TOTAL
		AVERAGE		AVERAGE	NET
		MATURITY		LIFE	ASSETS
		Range	At	At
		During	Reporting	Reporting
	Reporting		Period	Period
		Period	End	End
Invesco Premier1	23	- 45 days	38 days	78 days	$127.1 million
Invesco Premier U.S. Government
Money2	6	- 33 days	24 days	115 days	58.0 million
Invesco Premier Tax-Exempt3	7	- 13 days	13 days	12 days	14.3 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Cor- poration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide finan- cial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3 You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guar- anteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide finan- cial support to the Fund at any time.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund's prospectus for more information.

2AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-46.20%(a)
Asset-Backed Securities - Fully Supported-5.67%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.65%	07/23/2020	$44,000	$43,711,360
Kells Funding LLC (CEP - FMS Wertmanagement)(c)	2.06%	03/03/2020	10,000	9,998,867
Kells Funding LLC (CEP - FMS Wertmanagement)(c)	1.71%	05/12/2020	20,000	19,932,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.01%	03/10/2020	7,500	7,496,250
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(c)(d)	1.96%	04/01/2020	25,000	25,000,000
				106,138,477

Asset-Backed Securities - Fully Supported Bank-14.57%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.72%	04/02/2020	30,650	30,603,276
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(c)(d)	1.68%	08/14/2020	10,000	10,000,000
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (3 mo. USD LIBOR + 0.12%)(c)(d)	2.03%	12/07/2020	35,000	35,000,000
Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	20,000	19,902,100
Chesham Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	25,000	24,998,875
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	35,000	35,000,000
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	32,500	32,498,538
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	30,000	29,998,583
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	1.95%	04/14/2020	15,000	14,964,433
Mountcliff Funding LLC (Multi - CEP's)(c)	1.95%	05/08/2020	10,000	10,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.70%	06/19/2020	30,000	30,000,000
				272,965,805

Diversified Banks-20.92%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,941,562
Bank of China Ltd.(c)	2.30%	04/02/2020	25,000	24,949,111
Bank of China Ltd.(c)	2.03%	04/07/2020	20,000	19,958,478
Barclays Bank PLC	1.69%	05/28/2020	25,000	24,897,333
BPCE S.A.(b)(c)	2.02%	05/19/2020	15,000	14,934,167
China Construction Bank Corp.(b)(c)	2.26%	04/08/2020	10,000	9,976,250
China Construction Bank Corp.(b)(c)	1.95%	04/13/2020	7,570	7,552,459
China Construction Bank Corp.(b)(c)	1.91%	05/05/2020	10,000	9,965,694
China Construction Bank Corp.(b)(c)	1.93%	05/08/2020	20,000	19,927,467
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	15,000	15,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	25,000	25,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(c)(d)	1.98%	07/02/2020	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,924,444
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.12%)(c)(d)	2.01%	12/11/2020	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.96%	04/23/2020	20,000	19,942,878
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	20,000	20,000,000
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	10,000	9,979,467
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	20,000	20,000,000
				391,949,310
Diversified Capital Markets-2.91%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR + 0.12%)(c)(d)	2.07%	03/26/2020	30,000	30,000,000
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,595,555
				54,595,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Regional Banks-2.13%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(c)(d)	2.23%	04/14/2020	$20,000	$19,998,589
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	20,000	19,998,817
				39,997,406

Total Commercial Paper (Cost $865,646,553)				865,646,553

Certificates of Deposit-19.60%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.05%)(c)(d)	2.00%	03/31/2020	21,000	20,999,966
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (Federal Funds Rate + 0.26%)(c)(d)	1.85%	06/26/2020	15,000	15,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	10,000	10,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.82%	11/16/2020	10,000	10,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(c)	1.57%	03/02/2020	10,273	10,273,161
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	10,000	9,925,896
Industrial & Commercial Bank of China Ltd.(c)	1.95%	04/09/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	1.84%	04/29/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	1.84%	05/04/2020	10,000	10,000,000
Mizuho Bank Ltd.(c)	1.58%	03/02/2020	20,000	20,000,000
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,000,000
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	15,000	15,000,000
Norinchukin Bank (The)(c)	1.65%	03/11/2020	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.71%	07/24/2020	25,000	25,000,974
Toronto-Dominion Bank (The) (Federal Funds Rate + 0.26%)(c)(d)	1.85%	06/30/2020	10,000	10,000,000
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	20,000	20,000,000
Total Certificates of Deposit (Cost $367,199,997)				367,199,997

Variable Rate Demand Notes-3.19%(e)

Credit Enhanced-3.10%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B,
VRD RB (LOC - PNC Bank, N.A.)(f)	1.15%	06/01/2037	1,165	1,165,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank,
N.A.)(f)	1.19%	02/15/2042	1,895	1,895,000
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo
Bank, N.A.)(f)	1.23%	08/01/2037	3,160	3,160,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC -
Rabobank Nederland)(c)(f)	1.35%	06/01/2035	1,100	1,100,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	21,000	21,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	11,900	11,900,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank
Hessen-Thueringen Girozentrale)(c)(f)	1.32%	11/01/2035	400	400,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul);
Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(f)	1.33%	04/01/2037	1,375	1,375,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016
B-1, VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	7,025	7,025,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced-(continued)
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2,
VRD RB (LOC - Northern Trust Co. (The))(f)	1.15%	11/01/2038	$3,200	$3,200,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003,
Ref. VRD RB (CEP - FHLMC)	1.14%	10/01/2033	2,015	2,015,000
				58,135,000

Other Variable Rate Demand Notes-0.09%
East Baton Rouge (Parish of), LA Industrial Development Board, Inc. (ExxonMobil);
Series 2010 A, VRD RB	1.46%	08/01/2035	1,051	1,051,000
Mississippi Business Finance Corp. (Chevron USA, Inc.); Series 2007 E, VRD IDR	1.29%	12/01/2030	595	595,000

				1,646,000

Total Variable Rate Demand Notes (Cost $59,781,000)				59,781,000
U.S. Dollar Denominated Bonds & Notes-2.34%
Automobile Manufacturers-1.08%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	20,000	20,134,893
Diversified Banks-0.27%
Westpac Banking Corp.(c)	2.30%	05/26/2020	5,000	4,997,412
Technology Hardware, Storage & Peripherals-0.99%
Apple, Inc.	2.25%	02/23/2021	18,496	18,616,231
Total U.S. Dollar Denominated Bonds & Notes (Cost $43,748,536)				43,748,536

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.33%
(Cost $1,336,376,086)				1,336,376,086
			Repurchase
			Amount
Repurchase Agreements-29.54%(g)
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued at
$586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	30,004,025	30,000,000
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	10,001,400	10,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at
$79,369,219; 0% - 5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	15,004,958	15,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of
$20,041,533 (collateralized by domestic non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $21,346,059; 0.43% - 9.00%; 03/27/2020 -
12/15/2049)(c)(h)	1.78%	04/03/2020	20,041,533	20,000,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019 (collateralized by foreign corporate obligations valued at $143,342,596; 5.40% - 8.25%; 04/25/2021 -
06/28/2117)(i)	1.96%	-	-	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/19/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at
$192,381,818; 1.27% - 10.64%; 10/17/2022 - 09/26/2067)(i)	2.09%	-	-	38,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $33,000,000;
0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	$15,005,192	$15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $43,990,546; 0% -
15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	10,003,364	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at
$68,250,001; 0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	12,003,967	12,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	40,005,600	40,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	100,013,417	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at
$44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	5,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019
(collateralized by domestic corporate obligations valued at $21,000,002; 4.00% -
7.42%; 02/15/2029 - 10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities
valued at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	30,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	25,003,500	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020
- 10/07/2079)(c)(i)	1.76%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued
at $91,931,496; 1.95% - 11.88%; 03/09/2020 - 03/11/2061)(c)(i)	1.69%	-	-	35,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/21/2020, aggregate maturing value of $221,105,500 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $231,167,015; 0.25% - 8.25%; 11/15/2022 -
11/25/2058)	2.01%	04/20/2020	20,100,500	20,000,000
Total Repurchase Agreements (Cost $553,500,000)				553,500,000

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.87% (Cost $1,889,876,086)				1,889,876,086
OTHER ASSETS LESS LIABILITIES-(0.87)%				(16,235,805)

NET ASSETS-100.00%				$1,873,640,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
FHLMC -Federal Home Loan Mortgage Corp.
IDR	-Industrial Development Revenue Bonds
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $520,911,258, which represented 27.80% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.6%; France: 14.3%; China: 9.8%; Japan: 8.8%; Netherlands: 6.8%; Australia: 6.2%; Switzerland: 5.2%; United Kingdom: 5.1%; other countries less than 5% each: 8.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	36.8%
8-30	1.7

31-60	20.1
61-90	9.0
91-180	15.8

181+	16.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities-27.99%
Federal Farm Credit Bank (FFCB)-1.78%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	1.57%	03/25/2020	$26,000	$ 25,999,263
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.08%)(a)	1.66%	02/01/2021	50,000	50,041,069
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.00%)(a)	1.66%	03/17/2021	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	1.74%	05/07/2021	12,000	12,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.07%	06/10/2021	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	1.72%	07/09/2021	9,000	9,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	1.71%	08/20/2021	15,000	15,000,000
				154,040,332

Federal Home Loan Bank (FHLB)-20.03%
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	04/06/2020	57,000	57,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.54%	04/28/2020	20,000	20,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	75,000	75,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/09/2020	100,000	100,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/09/2020	75,000	75,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	100,000	100,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	125,000	125,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	1.68%	06/19/2020	85,000	85,000,000
Federal Home Loan Bank	1.58%	07/06/2020	100,000	99,446,492

Federal Home Loan Bank (SOFR + 0.10%)(a)	1.65%	07/17/2020	15,000	15,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	1.67%	07/17/2020	47,000	47,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/24/2020	16,000	16,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.08%	09/28/2020	210,000	210,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	5.37%	10/01/2020	10,000	10,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.64%	10/16/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	1.62%	11/16/2020	100,000	100,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.19%)(a)	1.65%	11/16/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	1.62%	12/18/2020	65,000	65,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.48%	12/23/2020	60,000	60,000,000
Federal Home Loan Bank	1.50%	02/10/2021	7,000	6,996,730
Federal Home Loan Bank (SOFR + 0.04%)(a)	1.68%	02/25/2021	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	1.71%	02/26/2021	10,000	10,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.77%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.74%	04/13/2021	50,000	50,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/14/2021	150,000	150,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.12%)(a)	1.71%	04/14/2021	50,000	50,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/19/2021	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/23/2021	7,000	7,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	1.73%	09/10/2021	25,000	25,000,000
				1,728,443,222
Federal Home Loan Mortgage Corp. (FHLMC)-3.61%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	1.68%	09/10/2020	100,000	100,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	1.68%	12/14/2020	85,000	85,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	1.67%	02/24/2021	115,000	115,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
Federal Home Loan Mortgage Corp.	2.60%	10/15/2045	$11,969	$ 11,969,438

				311,969,438

Federal National Mortgage Association (FNMA)-0.85%
Federal National Mortgage Association (SOFR + 0.10%)(a)	2.48%	04/30/2020	3,800	3,800,433
Federal National Mortgage Association	1.51%	06/12/2020	40,000	39,828,333

Federal National Mortgage Association (SOFR + 0.06%)(a)	1.70%	07/30/2020	20,000	20,000,000
Federal National Mortgage Association (SOFR + 0.04%)(a)	1.68%	01/29/2021	10,000	10,000,000
				73,628,766

U.S. International Development Finance Corp. (DFC)-1.72%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.30%	03/11/2020	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.48%	03/11/2020	7,044	7,044,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.48%	03/11/2020	7,500	7,500,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.48%	03/11/2020	5,200	5,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.48%	03/11/2020	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate +
0.07%)(b)	1.60%	03/11/2020	15,000	15,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	03/11/2020	11,200	11,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	09/15/2020	45,800	45,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	06/15/2025	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	09/15/2025	3,000	3,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	08/13/2027	4,500	4,500,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	02/15/2028	8,889	8,888,889
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	10/15/2030	5,000	5,000,000
				148,132,889

Total U.S. Government Sponsored Agency Securities (Cost $2,416,214,647)				2,416,214,647

U.S. Treasury Securities-23.46%
U.S. Treasury Bills-14.50%(c)
U.S. Treasury Bills	1.57%	03/05/2020	350,000	349,939,333

U.S. Treasury Bills	1.88%	03/26/2020	200,000	199,741,667
U.S. Treasury Bills	1.81%	04/02/2020	50,000	49,920,222
U.S. Treasury Bills	1.69%	04/09/2020	50,000	49,909,000

U.S. Treasury Bills	1.62%	04/30/2020	100,000	99,731,667

U.S. Treasury Bills	1.58%	06/25/2020	200,000	198,988,222
U.S. Treasury Bills	1.57%	07/02/2020	100,000	99,467,000
U.S. Treasury Bills	1.78%	08/13/2020	10,000	9,919,792

U.S. Treasury Bills	1.52%	08/20/2020	50,000	49,639,278
U.S. Treasury Bills	1.45%	08/27/2020	100,000	99,284,000
U.S. Treasury Bills	1.47%	12/31/2020	45,000	44,446,234

				1,250,986,415
U.S. Treasury Notes-8.96%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(a)	1.27%	01/31/2021	245,000	244,939,636
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(a)	1.30%	04/30/2021	145,000	144,937,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(a)	1.38%	07/31/2021	$145,000	$ 145,142,942
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(a)	1.46%	10/31/2021	95,000	95,174,742
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(a)	1.31%	01/31/2022	40,000	39,990,839
U.S. Treasury Notes	1.38%	09/15/2020	55,000	54,965,941

U.S. Treasury Notes	2.75%	09/30/2020	48,000	48,316,172
				773,467,301

Total U.S. Treasury Securities (Cost $2,024,453,716)				2,024,453,716
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-51.45%
(Cost $4,440,668,363)				4,440,668,363
			Repurchase
			Amount
Repurchase Agreements-48.54%(d)
Bank of Montreal, joint term agreement dated 01/09/2020, aggregate maturing value of
$250,904,931 (collateralized by U.S. Treasury obligations valued at $255,000,126;
0% - 3.88%; 03/26/2020 - 02/15/2049)(e)	1.57%	04/01/2020	100,361,972	100,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$250,998,472 (collateralized by U.S. Treasury obligations valued at $255,000,182;
0% - 3.88%; 05/31/2020 - 11/15/2049)(e)	1.58%	05/14/2020	60,239,633	60,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$251,011,111 (collateralized by domestic agency mortgage-backed securities valued at
$255,000,002; 3.00% - 4.00%; 10/01/2048 - 02/01/2050)(e)	1.60%	05/14/2020	60,242,667	60,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$150,019,875 (collateralized by U.S. Treasury obligations valued at $153,000,002;
0% - 6.63%; 03/05/2020 - 02/15/2048)	1.59%	03/02/2020	50,006,625	50,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued at
$586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	150,020,125	150,000,000
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations valued at
$510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(e)	1.58%	04/17/2020	150,612,250	150,000,000
BMO Capital Markets Corp., term agreement dated 01/07/2020, maturing value of
$50,198,750 (collateralized by domestic agency mortgage-backed securities valued at
$51,000,000; 1.86% - 10.00%; 05/15/2020 - 04/20/2063)(e)	1.59%	04/06/2020	50,198,750	50,000,000
BMO Capital Markets Corp., term agreement dated 01/13/2020, maturing value of
$150,595,292 (collateralized by domestic agency mortgage-backed securities valued at
$153,000,000; 1.90% - 7.50%; 01/01/2026 - 10/20/2069)(e)	1.57%	04/13/2020	150,595,292	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations valued at
$1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(e)	1.58%	04/07/2020	150,592,500	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $2,364,361,125 (collateralized by U.S. Treasury obligations, a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at
$2,402,100,000; 0% - 8.75%; 04/02/2020 - 02/25/2050)(e)	1.59%	04/07/2020	652,583,750	650,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of
$96,391,200 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $97,920,000; 0% - 6.50%; 06/15/2022 -
01/01/2050)(e)	1.63%	03/03/2020	96,391,200	96,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $1,038,496,000 (collateralized by domestic agency mortgage-backed securities
valued at $1,055,700,001; 2.38% - 5.00%; 10/01/2028 - 02/01/2057)(e)	1.60%	04/29/2020	255,861,333	255,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations valued at
$591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(e)	1.59%	05/06/2020	$100,366,583	$ 100,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $767,074,000 (collateralized by domestic agency mortgage-backed securities
valued at $780,300,001; 2.46% - 6.00%; 05/01/2028 - 11/01/2049)(e)	1.60%	04/14/2020	190,515,111	190,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations valued at
$612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	52,845,019	52,838,018
Credit Agricole Corporate & Investment Bank, joint term agreement dated 12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by U.S. Treasury obligations
valued at $1,020,000,074; 0.40% - 2.88%; 11/15/2021 - 01/15/2027)(e)	1.60%	03/23/2020	24,097,067	24,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2020, aggregate maturing value of $100,135,000 (collateralized by domestic agency mortgage-backed securities
valued at $102,000,000; 2.50% - 5.50%; 03/01/2029 - 09/01/2057)	1.62%	03/11/2020	35,047,250	35,000,000
ING Financial Markets, LLC, term agreement dated 02/18/2020, maturing value of
$230,954,500 (collateralized by domestic agency mortgage-backed securities valued at
$234,600,000; 2.31% - 5.00%; 02/01/2027 - 09/01/2057)	1.66%	05/18/2020	230,954,500	230,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$510,000,063; 0% - 6.00%; 06/01/2023 - 03/01/2050)(f)	1.59%	-	-	110,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$295,800,032; 0% - 7.00%; 08/01/2021 - 03/01/2050)(f)	1.63%	-	-	30,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by
U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%; 02/29/2020 -
11/15/2048)(f)	1.57%	-	-	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$408,000,056; 0% - 6.00%; 05/01/2024 - 02/20/2050)(f)	1.60%	-	-	90,000,000
J.P. Morgan Securities LLC, joint term agreement dated 12/04/2019, aggregate maturing value of $572,000,000 (collateralized by U.S. Treasury obligations valued at
$583,440,393; 0% - 3.00%; 04/14/2020 - 02/15/2048)(a)(e)	1.61%	03/04/2020	145,000,000	145,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued at
$367,166,166; 0% - 2.63%; 03/26/2020 - 05/15/2046)(e)	1.61%	03/03/2020	40,014,023	40,001,500
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020, aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury obligations valued at
$1,050,853,400; 2.00%; 04/30/2024)(e)	1.62%	03/05/2020	184,107,976	184,050,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020, aggregate maturing value of $100,031,306 (collateralized by U.S. Treasury obligations valued at
$102,009,376; 2.63%; 02/15/2029)(e)	1.61%	03/05/2020	60,018,783	60,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,013,417 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $102,000,001; 2.05% - 5.00%;
07/25/2024 - 07/01/2042)	1.61%	03/02/2020	50,006,709	50,000,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2020, aggregate maturing value of $1,250,000,000 (collateralized by domestic agency mortgage-backed securities, U.S.
goverment sponsored agency obligations and a foreign corporate obligation valued at
$1,275,000,001; 1.70% - 8.00%; 06/15/2021 - 02/20/2067)(a)(e)	1.64%	04/29/2020	200,000,000	200,000,000
RBC Dominion Securities Inc., joint agreement dated 02/28/2020, aggregate maturing value of $250,033,542 (collateralized by domestic agency mortgage-backed securities valued
at $255,000,001; 2.25% - 5.50%; 08/01/2034 - 01/20/2050)	1.61%	03/02/2020	100,013,417	100,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/07/2020, aggregate maturing value of $350,954,819 (collateralized by domestic agency mortgage-backed securities,
U.S. government sponsored agency obligations and U.S. Treasury obligations valued at
$357,000,003; 0% - 5.00%; 01/28/2021 - 02/20/2050)(e)	1.61%	04/08/2020	75,204,604	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier U.S. Government Money Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Royal Bank of Canada, joint term agreement dated 12/20/2019, aggregate maturing value of
	$1,004,000,000 (collateralized by domestic agency mortgage-backed securities valued
	at $1,020,000,001; 1.93% - 6.00%; 01/25/2029 - 02/01/2050)(e)	1.60%	03/19/2020	$225,900,000	$225,000,000
	Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury
	obligations and domestic agency mortgage-backed securities valued at $510,000,011;
	0% - 4.00%; 08/27/2020 - 01/01/2050)(f)	1.61%	-	-	100,000,000
	Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate maturing
	value of $250,033,125 (collateralized by U.S. Treasury obligations valued at
	$257,103,313; 2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	27,683,210	27,679,542
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
	$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
	$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	150,020,125	150,000,000
	Total Repurchase Agreements (Cost $4,189,569,060)				4,189,569,060

	TOTAL INVESTMENTS IN SECURITIES(g)-99.99% (Cost $8,630,237,423)				8,630,237,423
	OTHER ASSETS LESS LIABILITIES-0.01%				546,616

	NET ASSETS-100.00%				$8,630,784,039

	Investment Abbreviations:
	LIBOR -London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)Principal amount equals value at period end. See Note 1I.

(e)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(f)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	50.8%
8-30	3.0

31-60	2.1
61-90	3.9

91-180	13.8

181+	26.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-94.89%
Alabama-4.52%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD
RB (LOC - Swedbank AB)(a)(b)(c)	1.24%	07/01/2040	$3,115	$ 3,115,000
Arizona-3.34%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008
B, VRD RB (LOC - Barclays Bank PLC)(a)(b)(c)	1.25%	07/01/2035	2,300	2,300,000
Colorado-0.66%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	02/01/2031	452	452,000
Delaware-1.30%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC
- PNC Bank, N.A.)(b)(c)	1.15%	05/01/2036	900	900,000
District of Columbia-4.18%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	08/15/2038	1,800	1,800,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo
Mitsui Banking Corp.)(a)(b)(c)	1.18%	10/01/2039	1,085	1,085,000
				2,885,000

Florida-2.74%
Jacksonville (City of), FL (Edward Waters College, Inc.); Series 2001, VRD RB (LOC - Wells Fargo
Bank, N.A.)(b)(c)	1.28%	10/01/2021	295	295,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB
(LOC - Northern Trust Co. (The))(b)(c)	1.15%	11/01/2038	1,195	1,195,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref.
VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.20%	07/01/2037	400	400,000
				1,890,000

Georgia-5.29%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC -
BMO Harris Bank N.A.)(b)(c)	1.15%	11/01/2030	345	345,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A,
Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	1.27%	01/01/2036	1,000	1,000,000
Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.12%	09/01/2035	900	900,000
Series 2020	1.15%	05/14/2020	1,300	1,299,701

Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High
School); Series 2000,VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	09/01/2020	100	100,000
				3,644,701

Illinois-6.55%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.15%	12/01/2046	875	875,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC -
Northern Trust Co. (The))(b)(c)	1.20%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004
B, VRD RB (LOC - FHLB of Indianapolis)(b)(c)(d)	1.23%	12/01/2039	870	870,000
Morton Grove (Village of), IL (Illinois Holocaust Museum & Educational Center); Series 2006, VRD RB
(LOC - Bank of America, N.A.)(b)(c)	1.15%	12/01/2041	1,630	1,630,000
				4,515,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Indiana-8.70%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank,
N.A.)(b)(c)	1.23%	08/01/2037	$2,000	$ 2,000,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank
Nederland)(a)(b)(c)	1.35%	06/01/2035	2,765	2,765,000
Knox (City of), IN (J.W. Hicks, Inc.); Series 2005 A, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	1.20%	03/01/2022	165	165,000
Purdue University; Series 2011 A, VRD COP(b)	1.05%	07/01/2035	1,065	1,065,000
				5,995,000
Louisiana-2.84%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD
RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC
- Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	960	960,000
				1,960,000

Maryland-3.34%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020-B	1.11%	05/21/2020	1,300	1,299,733
Montgomery (County of), MD; Series 2010 B	1.18%	05/14/2020	1,000	999,979

				2,299,712
Massachusetts-4.21%
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank,
N.A.)(b)(c)	1.19%	01/01/2037	1,500	1,500,000
Massachusetts Bay Transportation Authority;
Series 2020 A	1.00%	03/05/2020	600	599,988
Series 2020 A	1.15%	04/02/2020	800	799,992
				2,899,980
Michigan-4.05%
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP - Royal Bank of
Canada)(b)	1.28%	08/15/2030	1,500	1,500,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank,
N.A.)(b)(c)	1.25%	03/01/2031	1,295	1,295,000
				2,795,000

Minnesota-7.28%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul);
Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.33%	04/01/2037	400	400,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP - FNMA)(b)	1.24%	11/15/2031	2,470	2,470,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.14%	11/01/2035	2,150	2,150,000
				5,020,000

Mississippi-2.90%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 E, VRD IDR(b)	1.24%	12/01/2030	1,000	1,000,000
Series 2010 C, VRD IDR(b)	1.16%	12/01/2030	1,000	1,000,000
				2,000,000
Missouri-1.44%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.15%	11/01/2037	995	995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Nebraska-0.11%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B,
VRD RB (LOC - Citibank, N.A.)(b)(c)	1.85%	10/01/2042	$75	$75,000
New York-3.06%
New York (City of), NY; Subseries 2015 F-5, VRD GO Bonds(b)	1.35%	06/01/2044	1,010	1,010,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York,
Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank, Ltd.)(a)(b)(c)	1.23%	05/01/2039	1,100	1,100,000
				2,110,000
North Carolina-2.18%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD
RB(b)	1.08%	12/01/2021	1,500	1,500,000
Ohio-3.24%
Franklin (County of), OH (CHE Trinity Health Credit Group); Series 2013, RB (SIFMA Index)(e)(f)	1.05%	05/01/2020	600	600,117
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.25%	11/15/2041	1,500	1,500,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC -
U.S. Bank N.A.)(b)(c)	1.15%	08/02/2038	135	135,000
				2,235,117

Oregon-2.52%
Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC -
U.S. Bank, N.A.)(b)(c)(d)	1.22%	07/01/2027	770	770,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC -
Industrial & Commercial Bank of China Ltd.)(a)(b)(c)(d)	1.35%	07/01/2026	965	965,000
				1,735,000

Pennsylvania-0.36%
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.);
Series 2000 I-1, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.15%	12/01/2025	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association);
Series 2006 B-1, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.15%	08/01/2026	150	150,000
				250,000

Rhode Island-1.60%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.25%	09/01/2043	1,100	1,100,000
Texas-9.30%
Harris (County of), TX; Series 2020 C, GO Bonds	1.10%	05/07/2020	250	249,957

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank,
N.A.)(b)(c)	1.19%	02/15/2042	1,000	1,000,000
Houston (City of), TX; Series 2020	1.05%	03/05/2020	1,200	1,199,972
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo
Mitsui Banking Corp.)(a)(b)(c)	1.15%	05/15/2034	1,700	1,700,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB
(CEP - FHLMC)(b)(d)	1.21%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments);
Series 2009, VRD RB (CEP - FHLMC)(b)	1.21%	05/01/2042	375	375,000
University of Texas System Board of Regents; Series 2020	1.03%	05/21/2020	1,000	999,612

				6,414,541
Utah-2.04%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.15%	05/15/2036	1,405	1,405,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Tax-Exempt Portfolio

				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)	Value
Virginia-1.45%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)		1.25%	08/01/2037	$1,000	$1,000,000
Washington-1.96%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB
(LOC - FHLB of San Francisco)(b)(c)		1.25%	09/01/2049	1,350	1,350,000
West Virginia-3.19%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B,
Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)		1.18%	01/01/2034	2,200	2,200,000
Wisconsin-0.54%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC -
FHLB of Chicago)(b)(c)		1.15%	10/01/2042	375	375,000
Total Municipal Obligations (Cost $65,417,000)					65,416,051
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-94.89%
(Cost $65,417,000)					65,416,051
				Repurchase
				Amount
Repurchase Agreements-5.36%(g)
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$250,033,125 (collateralized by U.S. Treasury obligations valued at $257,103,313; 2.38% -
2.75%; 08/15/2024 - 08/31/2025) (Cost $3,691,769)		1.59%	03/02/2020	3,692,258	3,691,769
TOTAL INVESTMENTS IN SECURITIES(h)(i)-100.25% (Cost $69,108,769)					69,107,820
OTHER ASSETS LESS LIABILITIES-(0.25)%					(168,983)
NET ASSETS-100.00%					$68,938,837

Investment Abbreviations:
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 5.6%; other countries less than 5% each: 13.3%.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)Security subject to the alternative minimum tax.

(e)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(g)Principal amount equals value at period end. See Note 1I.

(h)Also represents cost for federal income tax purposes.

(i)This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Federal Home Loan Bank	5.2%

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	90.9%
8-30	0.0
31-60	1.2
61-90	7.9

91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

		Invesco Premier	Invesco Premier
	Invesco Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio
Assets:
Investments in securities, at value	$1,336,376,086	$4,440,668,363	$65,416,051

Repurchase agreements, at value and cost	553,500,000	4,189,569,060	3,691,769

Cash	18,648,577	71,832	-

Receivable for:
Fund shares sold	7,746,702	198,990	75,606

Interest	2,151,723	11,872,397	59,041
Fund expenses absorbed	-	26,897	-

Other assets	-	1,902	127

Total assets	1,918,423,088	8,642,409,441	69,242,594
Liabilities:
Payable for:
Investments purchased	18,622,744	-	-

Fund shares reacquired	23,800,100	263,026	259,175

Dividends	2,354,317	11,362,376	42,043

Accrued fees to affiliates	5,646	-	4
Accrued operating expenses	-	-	2,535

Total liabilities	44,782,807	11,625,402	303,757

Net assets applicable to shares outstanding	$1,873,640,281	$8,630,784,039	$68,938,837
Net assets consist of:
Shares of beneficial interest	$1,873,218,621	$8,630,545,648	$68,943,374

Distributable earnings (loss)	421,660	238,391	(4,537)

	$1,873,640,281	$8,630,784,039	$68,938,837
Net Assets:
Investor Class	$127,110,911	$57,973,364	$14,311,530

Institutional Class	$1,728,184,446	$8,572,810,675	$54,627,307

Private Investment Class	$905,300	$-	$-
Personal Investment Class	$13,611,003	$-	$-

Reserve Class	$10,279	$-	$-

Resource Class	$3,818,342	$-	$-
Shares outstanding, no par value,
unlimited number of shares authorized:
Investor Class	127,079,201	57,972,105	14,312,416

Institutional Class	1,727,801,100	8,572,601,944	54,630,653
Private Investment Class	905,099	-	-

Personal Investment Class	13,607,984	-	-

Reserve Class	10,277	-	-
Resource Class	3,817,495	-	-
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$0.9999

Cost of Investments	$1,889,876,086	$8,630,237,423	$69,108,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

		Invesco Premier	Invesco Premier
	Invesco Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio
Investment income:
Interest	$18,146,603	$82,328,010	$538,612

Expenses:
Advisory fees	2,241,595	11,533,221	103,951

Distribution fees:
Private Investment Class	1,826	-	-
Personal Investment Class	34,620	-	-
Reserve Class	44	-	-

Resource Class	2,871	-	-
Total expenses	2,280,956	11,533,221	103,951

Less: Fees waived	(627,650)	(3,229,317)	(20,790)

Net expenses	1,653,306	8,303,904	83,161
Net investment income	16,493,297	74,024,106	455,451

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	3,315	79,548	-

Change in net unrealized appreciation (depreciation) of investment securities	-	-	(1,035)
Net realized and unrealized gain (loss)	3,315	79,548	(1,035)

Net increase in net assets resulting from operations	$16,496,612	$74,103,654	$454,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

			Invesco Premier U.S. Government		Invesco Premier Tax-Exempt
		Invesco Premier Portfolio	Money Portfolio		Portfolio
	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$16,493,297	$36,825,552	$74,024,106	$168,773,321	$455,451	$1,953,847

Net realized gain	3,315	2,040	79,548	43,688	-	-

Change in net unrealized appreciation
(depreciation)	-	-	-	-	(1,035)	769

Net increase in net assets
resulting from operations	16,496,612	36,827,592	74,103,654	168,817,009	454,416	1,954,616
Distributions to shareholders from distributable earnings:
Investor Class	(948,660)	(1,068,632)	(301,811)	(714,641)	(68,648)	(198,168)

Institutional Class	(15,422,929)	(35,544,255)	(73,722,295)	(168,058,680)	(386,803)	(1,755,679)

Private Investment Class	(9,512)	(83,516)	-	-	-	-

Personal Investment Class	(82,021)	(42,811)	-	-	-	-

Reserve Class	(51)	(152)	-	-	-	-

Resource Class	(30,124)	(86,186)	-	-	-	-
Total distributions from
distributable earnings	(16,493,297)	(36,825,552)	(74,024,106)	(168,773,321)	(455,451)	(1,953,847)
Share transactions-net:
Investor Class	66,754,041	30,638,912	25,415,311	28,302	5,135,974	(5,179,395)
Institutional Class	61,013,429	709,430,303	267,088,351	1,386,134,388	(42,977,542)	20,084,867

Private Investment Class	(94,431)	(4,697,542)	-	-	-	-

Personal Investment Class	(160,041)	13,757,903	-	-	-	-

Reserve Class	55	151	-	-	-	-

Resource Class	521,168	(3,400,197)	-	-	-	-
Net increase (decrease) in net
assets resulting from share
transactions	128,034,221	745,729,530	292,503,662	1,386,162,690	(37,841,568)	14,905,472

Net increase (decrease) in net
assets	128,037,536	745,731,570	292,583,210	1,386,206,378	(37,842,603)	14,906,241

Net assets:
Beginning of period	1,745,602,745	999,871,175	8,338,200,829	6,951,994,451	106,781,440	91,875,199

End of period	$1,873,640,281	$1,745,602,745	$8,630,784,039	$8,338,200,829	$68,938,837	$106,781,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Investor Class

									Ratio of	Ratio of
			Net gains						expenses	expenses
			(losses)						to average	to average net	Ratio of net
	Net asset		on securities		Dividends				net assets	assets without	investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000's omitted)	reimbursements	reimbursements	net assets
Invesco Premier Portfolio									0.18%(c)	0.25%(c)	1.84%(c)
Six months ended 02/29/20	$ 1.00	$ 0.01	$ 0.00	$ 0.01	$ (0.01)	$ 1.00	0.92%	$127,111
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.37	60,340	0.18	0.25	2.37
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	29,699	0.18	0.25	1.63
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	30,054	0.18	0.25	0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	39,464	0.18	0.25	0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,778	0.18	0.25	0.04
Invesco Premier U.S. Government Money Portfolio									0.18(c)	0.25(c)	1.60(c)
Six months ended 02/29/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.80	57,973
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	32,557	0.18	0.25	2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	32,529	0.18	0.25	1.36
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	38,809	0.18	0.25	0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	30,088	0.17	0.25	0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,409	0.09	0.25	0.02
Invesco Premier Tax-Exempt Portfolio									0.20(c)	0.25(c)	1.10(c)
Six months ended 02/29/20	1.0000	0.0053	(0.0001)	0.0052	(0.0053)	0.9999	0.53	14,312
Year ended 08/31/19	1.0000	0.0146	0.0000	0.0146	(0.0146)	1.0000	1.47	9,176	0.20	0.25	1.46
Year ended 08/31/18	1.0000	0.0106	(0.0001)	0.0105	(0.0105)	1.0000	1.05	14,355	0.20	0.25	1.06
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	10,815	0.20	0.25	0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	7,779	0.15	0.25	0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	8,093	0.06	0.25	0.03

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $105,334, $38,143 and $13,193 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Invesco Premier Portfolio's investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio's investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio's investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Premier Tax-Exempt Portfolio, an "institutional money market fund", prices and transacts in its shares at a floating net asset value ("NAV") reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAV to four decimal places (e.g., $1.0000).

Invesco Premier Portfolio, a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a "government money market fund" as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

"Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. "Government money market funds" are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.Security Valuations — Invesco Premier Tax-Exempt Portfolio's securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund's investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

23	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Premier Tax-Exempt Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund's servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

24	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.

For the six-month period ended February 29, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$ 627,650
Invesco Premier U.S. Government Money Portfolio	3,229,317
Invesco Premier Tax-Exempt Portfolio	20,790

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio's Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund's average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended February 29, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

25	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

As of February 29, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended February 29, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Premier Portfolio	$86,957,327	$70,568,338	$-

Invesco Premier Tax-Exempt Portfolio	17,442,973	39,811,770	-

NOTE 5—Trustees' and Officers' Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2019, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Premier U.S. Government Money Portfolio	$3,507	$3,507
Invesco Premier Tax-Exempt Portfolio	3,793	3,793

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

		At February 29, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Premier Tax-Exempt Portfolio	$69,108,769	$117	$(1,066)	$(949)

*For Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, cost of investments are the same for tax and financial reporting purposes.

26	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

NOTE 9—Share Information

Invesco Premier Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Investor Class	157,381,432	$157,381,432	63,579,554	$63,579,554

Institutional Class	1,083,495,253	1,083,495,253	3,216,380,470	3,216,380,470
Private Investment Class	400,415	400,415	594,675	594,675
Personal Investment Class	1,707,713	1,707,713	13,955,408	13,955,408

Reserve Class	4	4	-	-
Resource Class	601,044	601,044	814,032	814,032
Issued as reinvestment of dividends:
Investor Class	828,596	828,596	1,059,467	1,059,467
Institutional Class	13,140,684	13,140,684	28,510,215	28,510,215
Private Investment Class	9,512	9,512	83,516	83,516

Personal Investment Class	82,021	82,021	23,914	23,914
Reserve Class	51	51	151	151
Resource Class	30,124	30,124	86,186	86,186

Reacquired:
Investor Class	(91,455,987)	(91,455,987)	(34,000,109)	(34,000,109)

Institutional Class	(1,035,622,508)	(1,035,622,508)	(2,535,460,382)	(2,535,460,382)

Private Investment Class	(504,358)	(504,358)	(5,375,733)	(5,375,733)

Personal Investment Class	(1,949,775)	(1,949,775)	(221,419)	(221,419)

Resource Class	(110,000)	(110,000)	(4,300,415)	(4,300,415)

Net increase in share activity	128,034,221	$128,034,221	745,729,530	$745,729,530

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

NOTE 9—Share Information—(continued)

Invesco Premier U.S. Government Money Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Investor Class	41,448,452	$41,448,452	12,662,875	$12,662,875

Institutional Class	25,639,538,058	25,639,538,058	49,189,664,997	49,189,664,997
Issued as reinvestment of dividends:
Investor Class	294,563	294,563	692,739	692,739
Institutional Class	36,462,389	36,462,389	72,714,639	72,714,639
Reacquired:
Investor Class	(16,327,704)	(16,327,704)	(13,327,312)	(13,327,312)

Institutional Class	(25,408,912,096)	(25,408,912,096)	(47,876,245,248)	(47,876,245,248)

Net increase in share activity	292,503,662	$292,503,662	1,386,162,690	$1,386,162,690

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier Tax-Exempt Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Investor Class	9,242,235	$9,242,179	2,088,415	$2,088,415

Institutional Class	18,214,328	18,213,865	292,812,415	292,812,412
Issued as reinvestment of dividends:
Investor Class	66,558	66,557	198,168	198,168

Institutional Class	386,803	386,803	1,583,385	1,583,385
Reacquired:
Investor Class	(4,172,837)	(4,172,762)	(7,465,978)	(7,465,978)

Institutional Class	(61,578,732)	(61,578,210)	(274,310,933)	(274,310,930)

Net increase (decrease) in share activity	(37,841,645)	$(37,841,568)	14,905,472	$14,905,472

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

28	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Investor Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Premier	$1,000.00	$1,009.20	$0.90	$1,023.97	$0.91	0.18%
Portfolio

Invesco Premier	1,000.00	1,008.00	0.90	1,023.97	0.91	0.18
U.S. Government
Money Portfolio

Invesco Premier	1,000.00	1,005.30	1.00	1,023.87	1.01	0.20

Tax-Exempt Portfolio

1The actual ending account value is based on the actual total return of the Funds for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

29	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services Department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Institutional Class

AIM Treasurer's Series Trust

(Invesco Treasurer's Series Trust)

Invesco Premier Portfolio

Invesco Premier U.S. Government Money Portfolio

Invesco Premier Tax-Exempt Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

19 Financial Statements

22 Financial Highlights

23 Notes to Financial Statements

29 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/29/20

FUND		WEIGHTED		WEIGHTED	TOTAL
		AVERAGE		AVERAGE	NET
		MATURITY		LIFE	ASSETS
		Range	At	At
		During	Reporting	Reporting
	Reporting		Period	Period
		Period	End	End
Invesco Premier1	23	- 45 days	38 days	78 days	$1.7 billion
Invesco Premier U.S. Government Money2	6	- 33 days	24 days	115 days	8.6 billion
Invesco Premier Tax-Exempt3	7	- 13 days	13 days	12 days	54.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Cor- poration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide finan- cial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3 You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guar- anteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide finan- cial support to the Fund at any time.

2AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-46.20%(a)
Asset-Backed Securities - Fully Supported-5.67%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.65%	07/23/2020	$44,000	$43,711,360
Kells Funding LLC (CEP - FMS Wertmanagement)(c)	2.06%	03/03/2020	10,000	9,998,867
Kells Funding LLC (CEP - FMS Wertmanagement)(c)	1.71%	05/12/2020	20,000	19,932,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.01%	03/10/2020	7,500	7,496,250
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(c)(d)	1.96%	04/01/2020	25,000	25,000,000
				106,138,477

Asset-Backed Securities - Fully Supported Bank-14.57%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.72%	04/02/2020	30,650	30,603,276
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(c)(d)	1.68%	08/14/2020	10,000	10,000,000
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (3 mo. USD LIBOR + 0.12%)(c)(d)	2.03%	12/07/2020	35,000	35,000,000
Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	20,000	19,902,100
Chesham Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	25,000	24,998,875
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	35,000	35,000,000
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	32,500	32,498,538
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	30,000	29,998,583
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	1.95%	04/14/2020	15,000	14,964,433
Mountcliff Funding LLC (Multi - CEP's)(c)	1.95%	05/08/2020	10,000	10,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.70%	06/19/2020	30,000	30,000,000
				272,965,805

Diversified Banks-20.92%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,941,562
Bank of China Ltd.(c)	2.30%	04/02/2020	25,000	24,949,111
Bank of China Ltd.(c)	2.03%	04/07/2020	20,000	19,958,478
Barclays Bank PLC	1.69%	05/28/2020	25,000	24,897,333
BPCE S.A.(b)(c)	2.02%	05/19/2020	15,000	14,934,167
China Construction Bank Corp.(b)(c)	2.26%	04/08/2020	10,000	9,976,250
China Construction Bank Corp.(b)(c)	1.95%	04/13/2020	7,570	7,552,459
China Construction Bank Corp.(b)(c)	1.91%	05/05/2020	10,000	9,965,694
China Construction Bank Corp.(b)(c)	1.93%	05/08/2020	20,000	19,927,467
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	15,000	15,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	25,000	25,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(c)(d)	1.98%	07/02/2020	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,924,444
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.12%)(c)(d)	2.01%	12/11/2020	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.96%	04/23/2020	20,000	19,942,878
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	20,000	20,000,000
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	10,000	9,979,467
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	20,000	20,000,000
				391,949,310
Diversified Capital Markets-2.91%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR + 0.12%)(c)(d)	2.07%	03/26/2020	30,000	30,000,000
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,595,555
				54,595,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Regional Banks-2.13%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(c)(d)	2.23%	04/14/2020	$20,000	$19,998,589
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	20,000	19,998,817
				39,997,406

Total Commercial Paper (Cost $865,646,553)				865,646,553

Certificates of Deposit-19.60%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.05%)(c)(d)	2.00%	03/31/2020	21,000	20,999,966
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (Federal Funds Rate + 0.26%)(c)(d)	1.85%	06/26/2020	15,000	15,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	10,000	10,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.82%	11/16/2020	10,000	10,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(c)	1.57%	03/02/2020	10,273	10,273,161
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	10,000	9,925,896
Industrial & Commercial Bank of China Ltd.(c)	1.95%	04/09/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	1.84%	04/29/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	1.84%	05/04/2020	10,000	10,000,000
Mizuho Bank Ltd.(c)	1.58%	03/02/2020	20,000	20,000,000
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,000,000
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	15,000	15,000,000
Norinchukin Bank (The)(c)	1.65%	03/11/2020	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.71%	07/24/2020	25,000	25,000,974
Toronto-Dominion Bank (The) (Federal Funds Rate + 0.26%)(c)(d)	1.85%	06/30/2020	10,000	10,000,000
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	20,000	20,000,000
Total Certificates of Deposit (Cost $367,199,997)				367,199,997

Variable Rate Demand Notes-3.19%(e)

Credit Enhanced-3.10%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B,
VRD RB (LOC - PNC Bank, N.A.)(f)	1.15%	06/01/2037	1,165	1,165,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank,
N.A.)(f)	1.19%	02/15/2042	1,895	1,895,000
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo
Bank, N.A.)(f)	1.23%	08/01/2037	3,160	3,160,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC -
Rabobank Nederland)(c)(f)	1.35%	06/01/2035	1,100	1,100,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	21,000	21,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	11,900	11,900,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank
Hessen-Thueringen Girozentrale)(c)(f)	1.32%	11/01/2035	400	400,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul);
Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(f)	1.33%	04/01/2037	1,375	1,375,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016
B-1, VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	7,025	7,025,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced-(continued)
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2,
VRD RB (LOC - Northern Trust Co. (The))(f)	1.15%	11/01/2038	$3,200	$3,200,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003,
Ref. VRD RB (CEP - FHLMC)	1.14%	10/01/2033	2,015	2,015,000
				58,135,000

Other Variable Rate Demand Notes-0.09%
East Baton Rouge (Parish of), LA Industrial Development Board, Inc. (ExxonMobil);
Series 2010 A, VRD RB	1.46%	08/01/2035	1,051	1,051,000
Mississippi Business Finance Corp. (Chevron USA, Inc.); Series 2007 E, VRD IDR	1.29%	12/01/2030	595	595,000

				1,646,000

Total Variable Rate Demand Notes (Cost $59,781,000)				59,781,000
U.S. Dollar Denominated Bonds & Notes-2.34%
Automobile Manufacturers-1.08%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	20,000	20,134,893
Diversified Banks-0.27%
Westpac Banking Corp.(c)	2.30%	05/26/2020	5,000	4,997,412
Technology Hardware, Storage & Peripherals-0.99%
Apple, Inc.	2.25%	02/23/2021	18,496	18,616,231
Total U.S. Dollar Denominated Bonds & Notes (Cost $43,748,536)				43,748,536

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.33%
(Cost $1,336,376,086)				1,336,376,086
			Repurchase
			Amount
Repurchase Agreements-29.54%(g)
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued at
$586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	30,004,025	30,000,000
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	10,001,400	10,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at
$79,369,219; 0% - 5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	15,004,958	15,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of
$20,041,533 (collateralized by domestic non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $21,346,059; 0.43% - 9.00%; 03/27/2020 -
12/15/2049)(c)(h)	1.78%	04/03/2020	20,041,533	20,000,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019 (collateralized by foreign corporate obligations valued at $143,342,596; 5.40% - 8.25%; 04/25/2021 -
06/28/2117)(i)	1.96%	-	-	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/19/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at
$192,381,818; 1.27% - 10.64%; 10/17/2022 - 09/26/2067)(i)	2.09%	-	-	38,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $33,000,000;
0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	$15,005,192	$15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $43,990,546; 0% -
15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	10,003,364	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at
$68,250,001; 0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	12,003,967	12,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	40,005,600	40,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	100,013,417	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at
$44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	5,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019
(collateralized by domestic corporate obligations valued at $21,000,002; 4.00% -
7.42%; 02/15/2029 - 10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities
valued at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	30,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	25,003,500	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020
- 10/07/2079)(c)(i)	1.76%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued
at $91,931,496; 1.95% - 11.88%; 03/09/2020 - 03/11/2061)(c)(i)	1.69%	-	-	35,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/21/2020, aggregate maturing value of $221,105,500 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $231,167,015; 0.25% - 8.25%; 11/15/2022 -
11/25/2058)	2.01%	04/20/2020	20,100,500	20,000,000
Total Repurchase Agreements (Cost $553,500,000)				553,500,000

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.87% (Cost $1,889,876,086)				1,889,876,086
OTHER ASSETS LESS LIABILITIES-(0.87)%				(16,235,805)

NET ASSETS-100.00%				$1,873,640,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
FHLMC -Federal Home Loan Mortgage Corp.
IDR	-Industrial Development Revenue Bonds
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $520,911,258, which represented 27.80% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.6%; France: 14.3%; China: 9.8%; Japan: 8.8%; Netherlands: 6.8%; Australia: 6.2%; Switzerland: 5.2%; United Kingdom: 5.1%; other countries less than 5% each: 8.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	36.8%
8-30	1.7

31-60	20.1
61-90	9.0
91-180	15.8

181+	16.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities-27.99%
Federal Farm Credit Bank (FFCB)-1.78%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	1.57%	03/25/2020	$26,000	$ 25,999,263
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.08%)(a)	1.66%	02/01/2021	50,000	50,041,069
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.00%)(a)	1.66%	03/17/2021	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	1.74%	05/07/2021	12,000	12,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.07%	06/10/2021	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	1.72%	07/09/2021	9,000	9,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	1.71%	08/20/2021	15,000	15,000,000
				154,040,332

Federal Home Loan Bank (FHLB)-20.03%
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	04/06/2020	57,000	57,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.54%	04/28/2020	20,000	20,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	75,000	75,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/09/2020	100,000	100,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/09/2020	75,000	75,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	100,000	100,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	125,000	125,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	1.68%	06/19/2020	85,000	85,000,000
Federal Home Loan Bank	1.58%	07/06/2020	100,000	99,446,492

Federal Home Loan Bank (SOFR + 0.10%)(a)	1.65%	07/17/2020	15,000	15,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	1.67%	07/17/2020	47,000	47,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/24/2020	16,000	16,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.08%	09/28/2020	210,000	210,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	5.37%	10/01/2020	10,000	10,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.64%	10/16/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	1.62%	11/16/2020	100,000	100,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.19%)(a)	1.65%	11/16/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	1.62%	12/18/2020	65,000	65,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.48%	12/23/2020	60,000	60,000,000
Federal Home Loan Bank	1.50%	02/10/2021	7,000	6,996,730
Federal Home Loan Bank (SOFR + 0.04%)(a)	1.68%	02/25/2021	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	1.71%	02/26/2021	10,000	10,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.77%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.74%	04/13/2021	50,000	50,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/14/2021	150,000	150,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.12%)(a)	1.71%	04/14/2021	50,000	50,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/19/2021	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/23/2021	7,000	7,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	1.73%	09/10/2021	25,000	25,000,000
				1,728,443,222
Federal Home Loan Mortgage Corp. (FHLMC)-3.61%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	1.68%	09/10/2020	100,000	100,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	1.68%	12/14/2020	85,000	85,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	1.67%	02/24/2021	115,000	115,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
Federal Home Loan Mortgage Corp.	2.60%	10/15/2045	$11,969	$ 11,969,438

				311,969,438

Federal National Mortgage Association (FNMA)-0.85%
Federal National Mortgage Association (SOFR + 0.10%)(a)	2.48%	04/30/2020	3,800	3,800,433
Federal National Mortgage Association	1.51%	06/12/2020	40,000	39,828,333

Federal National Mortgage Association (SOFR + 0.06%)(a)	1.70%	07/30/2020	20,000	20,000,000
Federal National Mortgage Association (SOFR + 0.04%)(a)	1.68%	01/29/2021	10,000	10,000,000
				73,628,766

U.S. International Development Finance Corp. (DFC)-1.72%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.30%	03/11/2020	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.48%	03/11/2020	7,044	7,044,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.48%	03/11/2020	7,500	7,500,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.48%	03/11/2020	5,200	5,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.48%	03/11/2020	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate +
0.07%)(b)	1.60%	03/11/2020	15,000	15,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	03/11/2020	11,200	11,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	09/15/2020	45,800	45,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	06/15/2025	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	09/15/2025	3,000	3,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	08/13/2027	4,500	4,500,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	02/15/2028	8,889	8,888,889
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	1.60%	10/15/2030	5,000	5,000,000
				148,132,889

Total U.S. Government Sponsored Agency Securities (Cost $2,416,214,647)				2,416,214,647

U.S. Treasury Securities-23.46%
U.S. Treasury Bills-14.50%(c)
U.S. Treasury Bills	1.57%	03/05/2020	350,000	349,939,333

U.S. Treasury Bills	1.88%	03/26/2020	200,000	199,741,667
U.S. Treasury Bills	1.81%	04/02/2020	50,000	49,920,222
U.S. Treasury Bills	1.69%	04/09/2020	50,000	49,909,000

U.S. Treasury Bills	1.62%	04/30/2020	100,000	99,731,667

U.S. Treasury Bills	1.58%	06/25/2020	200,000	198,988,222
U.S. Treasury Bills	1.57%	07/02/2020	100,000	99,467,000
U.S. Treasury Bills	1.78%	08/13/2020	10,000	9,919,792

U.S. Treasury Bills	1.52%	08/20/2020	50,000	49,639,278
U.S. Treasury Bills	1.45%	08/27/2020	100,000	99,284,000
U.S. Treasury Bills	1.47%	12/31/2020	45,000	44,446,234

				1,250,986,415
U.S. Treasury Notes-8.96%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(a)	1.27%	01/31/2021	245,000	244,939,636
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(a)	1.30%	04/30/2021	145,000	144,937,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(a)	1.38%	07/31/2021	$145,000	$ 145,142,942
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(a)	1.46%	10/31/2021	95,000	95,174,742
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(a)	1.31%	01/31/2022	40,000	39,990,839
U.S. Treasury Notes	1.38%	09/15/2020	55,000	54,965,941

U.S. Treasury Notes	2.75%	09/30/2020	48,000	48,316,172
				773,467,301

Total U.S. Treasury Securities (Cost $2,024,453,716)				2,024,453,716
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-51.45%
(Cost $4,440,668,363)				4,440,668,363
			Repurchase
			Amount
Repurchase Agreements-48.54%(d)
Bank of Montreal, joint term agreement dated 01/09/2020, aggregate maturing value of
$250,904,931 (collateralized by U.S. Treasury obligations valued at $255,000,126;
0% - 3.88%; 03/26/2020 - 02/15/2049)(e)	1.57%	04/01/2020	100,361,972	100,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$250,998,472 (collateralized by U.S. Treasury obligations valued at $255,000,182;
0% - 3.88%; 05/31/2020 - 11/15/2049)(e)	1.58%	05/14/2020	60,239,633	60,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$251,011,111 (collateralized by domestic agency mortgage-backed securities valued at
$255,000,002; 3.00% - 4.00%; 10/01/2048 - 02/01/2050)(e)	1.60%	05/14/2020	60,242,667	60,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$150,019,875 (collateralized by U.S. Treasury obligations valued at $153,000,002;
0% - 6.63%; 03/05/2020 - 02/15/2048)	1.59%	03/02/2020	50,006,625	50,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued at
$586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	150,020,125	150,000,000
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations valued at
$510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(e)	1.58%	04/17/2020	150,612,250	150,000,000
BMO Capital Markets Corp., term agreement dated 01/07/2020, maturing value of
$50,198,750 (collateralized by domestic agency mortgage-backed securities valued at
$51,000,000; 1.86% - 10.00%; 05/15/2020 - 04/20/2063)(e)	1.59%	04/06/2020	50,198,750	50,000,000
BMO Capital Markets Corp., term agreement dated 01/13/2020, maturing value of
$150,595,292 (collateralized by domestic agency mortgage-backed securities valued at
$153,000,000; 1.90% - 7.50%; 01/01/2026 - 10/20/2069)(e)	1.57%	04/13/2020	150,595,292	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations valued at
$1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(e)	1.58%	04/07/2020	150,592,500	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $2,364,361,125 (collateralized by U.S. Treasury obligations, a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at
$2,402,100,000; 0% - 8.75%; 04/02/2020 - 02/25/2050)(e)	1.59%	04/07/2020	652,583,750	650,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of
$96,391,200 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $97,920,000; 0% - 6.50%; 06/15/2022 -
01/01/2050)(e)	1.63%	03/03/2020	96,391,200	96,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $1,038,496,000 (collateralized by domestic agency mortgage-backed securities
valued at $1,055,700,001; 2.38% - 5.00%; 10/01/2028 - 02/01/2057)(e)	1.60%	04/29/2020	255,861,333	255,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations valued at
$591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(e)	1.59%	05/06/2020	$100,366,583	$ 100,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $767,074,000 (collateralized by domestic agency mortgage-backed securities
valued at $780,300,001; 2.46% - 6.00%; 05/01/2028 - 11/01/2049)(e)	1.60%	04/14/2020	190,515,111	190,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations valued at
$612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	52,845,019	52,838,018
Credit Agricole Corporate & Investment Bank, joint term agreement dated 12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by U.S. Treasury obligations
valued at $1,020,000,074; 0.40% - 2.88%; 11/15/2021 - 01/15/2027)(e)	1.60%	03/23/2020	24,097,067	24,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2020, aggregate maturing value of $100,135,000 (collateralized by domestic agency mortgage-backed securities
valued at $102,000,000; 2.50% - 5.50%; 03/01/2029 - 09/01/2057)	1.62%	03/11/2020	35,047,250	35,000,000
ING Financial Markets, LLC, term agreement dated 02/18/2020, maturing value of
$230,954,500 (collateralized by domestic agency mortgage-backed securities valued at
$234,600,000; 2.31% - 5.00%; 02/01/2027 - 09/01/2057)	1.66%	05/18/2020	230,954,500	230,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$510,000,063; 0% - 6.00%; 06/01/2023 - 03/01/2050)(f)	1.59%	-	-	110,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$295,800,032; 0% - 7.00%; 08/01/2021 - 03/01/2050)(f)	1.63%	-	-	30,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by
U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%; 02/29/2020 -
11/15/2048)(f)	1.57%	-	-	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$408,000,056; 0% - 6.00%; 05/01/2024 - 02/20/2050)(f)	1.60%	-	-	90,000,000
J.P. Morgan Securities LLC, joint term agreement dated 12/04/2019, aggregate maturing value of $572,000,000 (collateralized by U.S. Treasury obligations valued at
$583,440,393; 0% - 3.00%; 04/14/2020 - 02/15/2048)(a)(e)	1.61%	03/04/2020	145,000,000	145,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued at
$367,166,166; 0% - 2.63%; 03/26/2020 - 05/15/2046)(e)	1.61%	03/03/2020	40,014,023	40,001,500
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020, aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury obligations valued at
$1,050,853,400; 2.00%; 04/30/2024)(e)	1.62%	03/05/2020	184,107,976	184,050,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020, aggregate maturing value of $100,031,306 (collateralized by U.S. Treasury obligations valued at
$102,009,376; 2.63%; 02/15/2029)(e)	1.61%	03/05/2020	60,018,783	60,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,013,417 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $102,000,001; 2.05% - 5.00%;
07/25/2024 - 07/01/2042)	1.61%	03/02/2020	50,006,709	50,000,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2020, aggregate maturing value of $1,250,000,000 (collateralized by domestic agency mortgage-backed securities, U.S.
goverment sponsored agency obligations and a foreign corporate obligation valued at
$1,275,000,001; 1.70% - 8.00%; 06/15/2021 - 02/20/2067)(a)(e)	1.64%	04/29/2020	200,000,000	200,000,000
RBC Dominion Securities Inc., joint agreement dated 02/28/2020, aggregate maturing value of $250,033,542 (collateralized by domestic agency mortgage-backed securities valued
at $255,000,001; 2.25% - 5.50%; 08/01/2034 - 01/20/2050)	1.61%	03/02/2020	100,013,417	100,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/07/2020, aggregate maturing value of $350,954,819 (collateralized by domestic agency mortgage-backed securities,
U.S. government sponsored agency obligations and U.S. Treasury obligations valued at
$357,000,003; 0% - 5.00%; 01/28/2021 - 02/20/2050)(e)	1.61%	04/08/2020	75,204,604	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier U.S. Government Money Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Royal Bank of Canada, joint term agreement dated 12/20/2019, aggregate maturing value of
	$1,004,000,000 (collateralized by domestic agency mortgage-backed securities valued
	at $1,020,000,001; 1.93% - 6.00%; 01/25/2029 - 02/01/2050)(e)	1.60%	03/19/2020	$225,900,000	$225,000,000
	Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury
	obligations and domestic agency mortgage-backed securities valued at $510,000,011;
	0% - 4.00%; 08/27/2020 - 01/01/2050)(f)	1.61%	-	-	100,000,000
	Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate maturing
	value of $250,033,125 (collateralized by U.S. Treasury obligations valued at
	$257,103,313; 2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	27,683,210	27,679,542
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
	$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
	$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	150,020,125	150,000,000
	Total Repurchase Agreements (Cost $4,189,569,060)				4,189,569,060

	TOTAL INVESTMENTS IN SECURITIES(g)-99.99% (Cost $8,630,237,423)				8,630,237,423
	OTHER ASSETS LESS LIABILITIES-0.01%				546,616

	NET ASSETS-100.00%				$8,630,784,039

	Investment Abbreviations:
	LIBOR -London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)Principal amount equals value at period end. See Note 1I.

(e)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(f)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	50.8%
8-30	3.0

31-60	2.1
61-90	3.9

91-180	13.8

181+	26.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-94.89%
Alabama-4.52%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD
RB (LOC - Swedbank AB)(a)(b)(c)	1.24%	07/01/2040	$3,115	$ 3,115,000
Arizona-3.34%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008
B, VRD RB (LOC - Barclays Bank PLC)(a)(b)(c)	1.25%	07/01/2035	2,300	2,300,000
Colorado-0.66%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	02/01/2031	452	452,000
Delaware-1.30%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC
- PNC Bank, N.A.)(b)(c)	1.15%	05/01/2036	900	900,000
District of Columbia-4.18%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	08/15/2038	1,800	1,800,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo
Mitsui Banking Corp.)(a)(b)(c)	1.18%	10/01/2039	1,085	1,085,000
				2,885,000

Florida-2.74%
Jacksonville (City of), FL (Edward Waters College, Inc.); Series 2001, VRD RB (LOC - Wells Fargo
Bank, N.A.)(b)(c)	1.28%	10/01/2021	295	295,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB
(LOC - Northern Trust Co. (The))(b)(c)	1.15%	11/01/2038	1,195	1,195,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref.
VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.20%	07/01/2037	400	400,000
				1,890,000

Georgia-5.29%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC -
BMO Harris Bank N.A.)(b)(c)	1.15%	11/01/2030	345	345,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A,
Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	1.27%	01/01/2036	1,000	1,000,000
Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.12%	09/01/2035	900	900,000
Series 2020	1.15%	05/14/2020	1,300	1,299,701

Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High
School); Series 2000,VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	09/01/2020	100	100,000
				3,644,701

Illinois-6.55%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.15%	12/01/2046	875	875,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC -
Northern Trust Co. (The))(b)(c)	1.20%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004
B, VRD RB (LOC - FHLB of Indianapolis)(b)(c)(d)	1.23%	12/01/2039	870	870,000
Morton Grove (Village of), IL (Illinois Holocaust Museum & Educational Center); Series 2006, VRD RB
(LOC - Bank of America, N.A.)(b)(c)	1.15%	12/01/2041	1,630	1,630,000
				4,515,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Indiana-8.70%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank,
N.A.)(b)(c)	1.23%	08/01/2037	$2,000	$ 2,000,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank
Nederland)(a)(b)(c)	1.35%	06/01/2035	2,765	2,765,000
Knox (City of), IN (J.W. Hicks, Inc.); Series 2005 A, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	1.20%	03/01/2022	165	165,000
Purdue University; Series 2011 A, VRD COP(b)	1.05%	07/01/2035	1,065	1,065,000
				5,995,000
Louisiana-2.84%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD
RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC
- Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	960	960,000
				1,960,000

Maryland-3.34%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020-B	1.11%	05/21/2020	1,300	1,299,733
Montgomery (County of), MD; Series 2010 B	1.18%	05/14/2020	1,000	999,979

				2,299,712
Massachusetts-4.21%
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank,
N.A.)(b)(c)	1.19%	01/01/2037	1,500	1,500,000
Massachusetts Bay Transportation Authority;
Series 2020 A	1.00%	03/05/2020	600	599,988
Series 2020 A	1.15%	04/02/2020	800	799,992
				2,899,980
Michigan-4.05%
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP - Royal Bank of
Canada)(b)	1.28%	08/15/2030	1,500	1,500,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank,
N.A.)(b)(c)	1.25%	03/01/2031	1,295	1,295,000
				2,795,000

Minnesota-7.28%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul);
Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.33%	04/01/2037	400	400,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP - FNMA)(b)	1.24%	11/15/2031	2,470	2,470,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.14%	11/01/2035	2,150	2,150,000
				5,020,000

Mississippi-2.90%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 E, VRD IDR(b)	1.24%	12/01/2030	1,000	1,000,000
Series 2010 C, VRD IDR(b)	1.16%	12/01/2030	1,000	1,000,000
				2,000,000
Missouri-1.44%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.15%	11/01/2037	995	995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Nebraska-0.11%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B,
VRD RB (LOC - Citibank, N.A.)(b)(c)	1.85%	10/01/2042	$75	$75,000
New York-3.06%
New York (City of), NY; Subseries 2015 F-5, VRD GO Bonds(b)	1.35%	06/01/2044	1,010	1,010,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York,
Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank, Ltd.)(a)(b)(c)	1.23%	05/01/2039	1,100	1,100,000
				2,110,000
North Carolina-2.18%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD
RB(b)	1.08%	12/01/2021	1,500	1,500,000
Ohio-3.24%
Franklin (County of), OH (CHE Trinity Health Credit Group); Series 2013, RB (SIFMA Index)(e)(f)	1.05%	05/01/2020	600	600,117
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.25%	11/15/2041	1,500	1,500,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC -
U.S. Bank N.A.)(b)(c)	1.15%	08/02/2038	135	135,000
				2,235,117

Oregon-2.52%
Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC -
U.S. Bank, N.A.)(b)(c)(d)	1.22%	07/01/2027	770	770,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC -
Industrial & Commercial Bank of China Ltd.)(a)(b)(c)(d)	1.35%	07/01/2026	965	965,000
				1,735,000

Pennsylvania-0.36%
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.);
Series 2000 I-1, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.15%	12/01/2025	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association);
Series 2006 B-1, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.15%	08/01/2026	150	150,000
				250,000

Rhode Island-1.60%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.25%	09/01/2043	1,100	1,100,000
Texas-9.30%
Harris (County of), TX; Series 2020 C, GO Bonds	1.10%	05/07/2020	250	249,957

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank,
N.A.)(b)(c)	1.19%	02/15/2042	1,000	1,000,000
Houston (City of), TX; Series 2020	1.05%	03/05/2020	1,200	1,199,972
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo
Mitsui Banking Corp.)(a)(b)(c)	1.15%	05/15/2034	1,700	1,700,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB
(CEP - FHLMC)(b)(d)	1.21%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments);
Series 2009, VRD RB (CEP - FHLMC)(b)	1.21%	05/01/2042	375	375,000
University of Texas System Board of Regents; Series 2020	1.03%	05/21/2020	1,000	999,612

				6,414,541
Utah-2.04%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.15%	05/15/2036	1,405	1,405,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Tax-Exempt Portfolio

				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)	Value
Virginia-1.45%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)		1.25%	08/01/2037	$1,000	$1,000,000
Washington-1.96%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB
(LOC - FHLB of San Francisco)(b)(c)		1.25%	09/01/2049	1,350	1,350,000
West Virginia-3.19%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B,
Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)		1.18%	01/01/2034	2,200	2,200,000
Wisconsin-0.54%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC -
FHLB of Chicago)(b)(c)		1.15%	10/01/2042	375	375,000
Total Municipal Obligations (Cost $65,417,000)					65,416,051
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-94.89%
(Cost $65,417,000)					65,416,051
				Repurchase
				Amount
Repurchase Agreements-5.36%(g)
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$250,033,125 (collateralized by U.S. Treasury obligations valued at $257,103,313; 2.38% -
2.75%; 08/15/2024 - 08/31/2025) (Cost $3,691,769)		1.59%	03/02/2020	3,692,258	3,691,769
TOTAL INVESTMENTS IN SECURITIES(h)(i)-100.25% (Cost $69,108,769)					69,107,820
OTHER ASSETS LESS LIABILITIES-(0.25)%					(168,983)
NET ASSETS-100.00%					$68,938,837

Investment Abbreviations:
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 5.6%; other countries less than 5% each: 13.3%.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)Security subject to the alternative minimum tax.

(e)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(g)Principal amount equals value at period end. See Note 1I.

(h)Also represents cost for federal income tax purposes.

(i)This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Federal Home Loan Bank	5.2%

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	90.9%
8-30	0.0
31-60	1.2
61-90	7.9

91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

		Invesco Premier	Invesco Premier
	Invesco Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio
Assets:
Investments in securities, at value	$1,336,376,086	$4,440,668,363	$65,416,051

Repurchase agreements, at value and cost	553,500,000	4,189,569,060	3,691,769

Cash	18,648,577	71,832	-

Receivable for:
Fund shares sold	7,746,702	198,990	75,606

Interest	2,151,723	11,872,397	59,041
Fund expenses absorbed	-	26,897	-

Other assets	-	1,902	127

Total assets	1,918,423,088	8,642,409,441	69,242,594
Liabilities:
Payable for:
Investments purchased	18,622,744	-	-

Fund shares reacquired	23,800,100	263,026	259,175

Dividends	2,354,317	11,362,376	42,043

Accrued fees to affiliates	5,646	-	4
Accrued operating expenses	-	-	2,535

Total liabilities	44,782,807	11,625,402	303,757

Net assets applicable to shares outstanding	$1,873,640,281	$8,630,784,039	$68,938,837
Net assets consist of:
Shares of beneficial interest	$1,873,218,621	$8,630,545,648	$68,943,374

Distributable earnings (loss)	421,660	238,391	(4,537)

	$1,873,640,281	$8,630,784,039	$68,938,837
Net Assets:
Investor Class	$127,110,911	$57,973,364	$14,311,530

Institutional Class	$1,728,184,446	$8,572,810,675	$54,627,307

Private Investment Class	$905,300	$-	$-
Personal Investment Class	$13,611,003	$-	$-

Reserve Class	$10,279	$-	$-

Resource Class	$3,818,342	$-	$-
Shares outstanding, no par value,
unlimited number of shares authorized:
Investor Class	127,079,201	57,972,105	14,312,416

Institutional Class	1,727,801,100	8,572,601,944	54,630,653
Private Investment Class	905,099	-	-

Personal Investment Class	13,607,984	-	-

Reserve Class	10,277	-	-
Resource Class	3,817,495	-	-
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$0.9999

Cost of Investments	$1,889,876,086	$8,630,237,423	$69,108,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

		Invesco Premier	Invesco Premier
	Invesco Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio
Investment income:
Interest	$18,146,603	$82,328,010	$538,612

Expenses:
Advisory fees	2,241,595	11,533,221	103,951

Distribution fees:
Private Investment Class	1,826	-	-
Personal Investment Class	34,620	-	-
Reserve Class	44	-	-

Resource Class	2,871	-	-
Total expenses	2,280,956	11,533,221	103,951

Less: Fees waived	(627,650)	(3,229,317)	(20,790)

Net expenses	1,653,306	8,303,904	83,161
Net investment income	16,493,297	74,024,106	455,451

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	3,315	79,548	-

Change in net unrealized appreciation (depreciation) of investment securities	-	-	(1,035)
Net realized and unrealized gain (loss)	3,315	79,548	(1,035)

Net increase in net assets resulting from operations	$16,496,612	$74,103,654	$454,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

			Invesco Premier U.S. Government		Invesco Premier Tax-Exempt
		Invesco Premier Portfolio	Money Portfolio		Portfolio
	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$16,493,297	$36,825,552	$74,024,106	$168,773,321	$455,451	$1,953,847

Net realized gain	3,315	2,040	79,548	43,688	-	-

Change in net unrealized appreciation
(depreciation)	-	-	-	-	(1,035)	769

Net increase in net assets
resulting from operations	16,496,612	36,827,592	74,103,654	168,817,009	454,416	1,954,616
Distributions to shareholders from distributable earnings:
Investor Class	(948,660)	(1,068,632)	(301,811)	(714,641)	(68,648)	(198,168)

Institutional Class	(15,422,929)	(35,544,255)	(73,722,295)	(168,058,680)	(386,803)	(1,755,679)

Private Investment Class	(9,512)	(83,516)	-	-	-	-

Personal Investment Class	(82,021)	(42,811)	-	-	-	-

Reserve Class	(51)	(152)	-	-	-	-

Resource Class	(30,124)	(86,186)	-	-	-	-
Total distributions from
distributable earnings	(16,493,297)	(36,825,552)	(74,024,106)	(168,773,321)	(455,451)	(1,953,847)
Share transactions-net:
Investor Class	66,754,041	30,638,912	25,415,311	28,302	5,135,974	(5,179,395)
Institutional Class	61,013,429	709,430,303	267,088,351	1,386,134,388	(42,977,542)	20,084,867

Private Investment Class	(94,431)	(4,697,542)	-	-	-	-

Personal Investment Class	(160,041)	13,757,903	-	-	-	-

Reserve Class	55	151	-	-	-	-

Resource Class	521,168	(3,400,197)	-	-	-	-
Net increase (decrease) in net
assets resulting from share
transactions	128,034,221	745,729,530	292,503,662	1,386,162,690	(37,841,568)	14,905,472

Net increase (decrease) in net
assets	128,037,536	745,731,570	292,583,210	1,386,206,378	(37,842,603)	14,906,241

Net assets:
Beginning of period	1,745,602,745	999,871,175	8,338,200,829	6,951,994,451	106,781,440	91,875,199

End of period	$1,873,640,281	$1,745,602,745	$8,630,784,039	$8,338,200,829	$68,938,837	$106,781,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

									Ratio of	Ratio of
			Net gains						expenses	expenses
			(losses)						to average	to average net	Ratio of net
	Net asset		on securities		Dividends				net assets	assets without	investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000's omitted)	reimbursements	reimbursements	net assets
Invesco Premier Portfolio									0.18%(c)	0.25%(c)	1.84%(c)
Six months ended 02/29/20	$ 1.00	$ 0.01	$ (0.00)	$ 0.01	$ (0.01)	$ 1.00	0.92%	$1,728,184
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.37	1,667,185	0.18	0.25	2.37
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	957,754	0.18	0.25	1.63
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	683,734	0.18	0.25	0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	6,342,444	0.18	0.25	0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	6,704,767	0.18	0.25	0.04
Invesco Premier U.S. Government Money Portfolio									0.18(c)	0.25(c)	1.60(c)
Six months ended 02/29/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.80	8,572,811
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	8,305,644	0.18	0.25	2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	6,919,466	0.18	0.25	1.36
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	5,730,975	0.18	0.25	0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	2,551,750	0.17	0.25	0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,397,561	0.09	0.25	0.02
Invesco Premier Tax-Exempt Portfolio									0.20(c)	0.25(c)	1.10(c)
Six months ended 02/29/20	1.0000	0.0053	(0.0001)	0.0052	(0.0053)	0.9999	0.53	54,627
Year ended 08/31/19	1.0000	0.0146	0.0000	0.0146	(0.0146)	1.0000	1.47	97,605	0.20	0.25	1.46
Year ended 08/31/18	1.0000	0.0106	(0.0001)	0.0105	(0.0105)	1.0000	1.05	77,520	0.20	0.25	1.06
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	57,297	0.20	0.25	0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	129,818	0.15	0.25	0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	115,021	0.06	0.25	0.03

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $1,680,303, $9,239,174 and $70,425 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Invesco Premier Portfolio's investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio's investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio's investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Premier Tax-Exempt Portfolio, an "institutional money market fund", prices and transacts in its shares at a floating net asset value ("NAV") reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAV to four decimal places (e.g., $1.0000).

Invesco Premier Portfolio, a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a "government money market fund" as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

"Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. "Government money market funds" are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.Security Valuations — Invesco Premier Tax-Exempt Portfolio's securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund's investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

23	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Premier Tax-Exempt Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund's servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

24	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.

For the six-month period ended February 29, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$ 627,650
Invesco Premier U.S. Government Money Portfolio	3,229,317
Invesco Premier Tax-Exempt Portfolio	20,790

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio's Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund's average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended February 29, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

25	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

As of February 29, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended February 29, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Premier Portfolio	$86,957,327	$70,568,338	$-

Invesco Premier Tax-Exempt Portfolio	17,442,973	39,811,770	-

NOTE 5—Trustees' and Officers' Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2019, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Premier U.S. Government Money Portfolio	$3,507	$3,507
Invesco Premier Tax-Exempt Portfolio	3,793	3,793

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

		At February 29, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Premier Tax-Exempt Portfolio	$69,108,769	$117	$(1,066)	$(949)

*For Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, cost of investments are the same for tax and financial reporting purposes.

26	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

NOTE 9—Share Information

Invesco Premier Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Investor Class	157,381,432	$157,381,432	63,579,554	$63,579,554

Institutional Class	1,083,495,253	1,083,495,253	3,216,380,470	3,216,380,470
Private Investment Class	400,415	400,415	594,675	594,675
Personal Investment Class	1,707,713	1,707,713	13,955,408	13,955,408

Reserve Class	4	4	-	-
Resource Class	601,044	601,044	814,032	814,032
Issued as reinvestment of dividends:
Investor Class	828,596	828,596	1,059,467	1,059,467
Institutional Class	13,140,684	13,140,684	28,510,215	28,510,215
Private Investment Class	9,512	9,512	83,516	83,516

Personal Investment Class	82,021	82,021	23,914	23,914
Reserve Class	51	51	151	151
Resource Class	30,124	30,124	86,186	86,186

Reacquired:
Investor Class	(91,455,987)	(91,455,987)	(34,000,109)	(34,000,109)

Institutional Class	(1,035,622,508)	(1,035,622,508)	(2,535,460,382)	(2,535,460,382)

Private Investment Class	(504,358)	(504,358)	(5,375,733)	(5,375,733)

Personal Investment Class	(1,949,775)	(1,949,775)	(221,419)	(221,419)

Resource Class	(110,000)	(110,000)	(4,300,415)	(4,300,415)

Net increase in share activity	128,034,221	$128,034,221	745,729,530	$745,729,530

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

NOTE 9—Share Information—(continued)

Invesco Premier U.S. Government Money Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Investor Class	41,448,452	$41,448,452	12,662,875	$12,662,875

Institutional Class	25,639,538,058	25,639,538,058	49,189,664,997	49,189,664,997
Issued as reinvestment of dividends:
Investor Class	294,563	294,563	692,739	692,739
Institutional Class	36,462,389	36,462,389	72,714,639	72,714,639
Reacquired:
Investor Class	(16,327,704)	(16,327,704)	(13,327,312)	(13,327,312)

Institutional Class	(25,408,912,096)	(25,408,912,096)	(47,876,245,248)	(47,876,245,248)

Net increase in share activity	292,503,662	$292,503,662	1,386,162,690	$1,386,162,690

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier Tax-Exempt Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Investor Class	9,242,235	$9,242,179	2,088,415	$2,088,415

Institutional Class	18,214,328	18,213,865	292,812,415	292,812,412
Issued as reinvestment of dividends:
Investor Class	66,558	66,557	198,168	198,168

Institutional Class	386,803	386,803	1,583,385	1,583,385
Reacquired:
Investor Class	(4,172,837)	(4,172,762)	(7,465,978)	(7,465,978)

Institutional Class	(61,578,732)	(61,578,210)	(274,310,933)	(274,310,930)

Net increase (decrease) in share activity	(37,841,645)	$(37,841,568)	14,905,472	$14,905,472

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

28	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Premier	$1,000.00	$1,009.20	$0.90	$1,023.97	$0.91	0.18%
Portfolio

Invesco Premier	1,000.00	1,008.00	0.90	1,023.97	0.91	0.18
U.S. Government
Money Portfolio

Invesco Premier	1,000.00	1,005.30	1.00	1,023.87	1.01	0.20

Tax-Exempt Portfolio

1The actual ending account value is based on the actual total return of the Funds for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

29	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund's shares and pro- spective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Share- holders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-2

Semiannual Report to Shareholders	February 29, 2020

Resource Class

AIM Treasurer's Series Trust

(Invesco Treasurer's Series Trust)

Invesco Premier Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

9Financial Statements

12 Financial Highlights

13 Notes to Financial Statements

17 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/29/20

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS
	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	23 - 45 days	38 days	78 days	$3.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corpo- ration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-46.20%(a)
Asset-Backed Securities - Fully Supported-5.67%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.65%	07/23/2020	$44,000	$43,711,360
Kells Funding LLC (CEP - FMS Wertmanagement)(c)	2.06%	03/03/2020	10,000	9,998,867
Kells Funding LLC (CEP - FMS Wertmanagement)(c)	1.71%	05/12/2020	20,000	19,932,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.01%	03/10/2020	7,500	7,496,250
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(c)(d)	1.96%	04/01/2020	25,000	25,000,000
				106,138,477

Asset-Backed Securities - Fully Supported Bank-14.57%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.72%	04/02/2020	30,650	30,603,276
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(c)(d)	1.68%	08/14/2020	10,000	10,000,000
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (3 mo. USD LIBOR + 0.12%)(c)(d)	2.03%	12/07/2020	35,000	35,000,000
Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	20,000	19,902,100
Chesham Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	25,000	24,998,875
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	35,000	35,000,000
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	32,500	32,498,538
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	30,000	29,998,583
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	1.95%	04/14/2020	15,000	14,964,433
Mountcliff Funding LLC (Multi - CEP's)(c)	1.95%	05/08/2020	10,000	10,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.70%	06/19/2020	30,000	30,000,000
				272,965,805

Diversified Banks-20.92%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,941,562
Bank of China Ltd.(c)	2.30%	04/02/2020	25,000	24,949,111
Bank of China Ltd.(c)	2.03%	04/07/2020	20,000	19,958,478
Barclays Bank PLC	1.69%	05/28/2020	25,000	24,897,333
BPCE S.A.(b)(c)	2.02%	05/19/2020	15,000	14,934,167
China Construction Bank Corp.(b)(c)	2.26%	04/08/2020	10,000	9,976,250
China Construction Bank Corp.(b)(c)	1.95%	04/13/2020	7,570	7,552,459
China Construction Bank Corp.(b)(c)	1.91%	05/05/2020	10,000	9,965,694
China Construction Bank Corp.(b)(c)	1.93%	05/08/2020	20,000	19,927,467
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	15,000	15,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	25,000	25,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(c)(d)	1.98%	07/02/2020	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,924,444
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.12%)(c)(d)	2.01%	12/11/2020	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.96%	04/23/2020	20,000	19,942,878
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	20,000	20,000,000
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	10,000	9,979,467
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	20,000	20,000,000
				391,949,310
Diversified Capital Markets-2.91%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR + 0.12%)(c)(d)	2.07%	03/26/2020	30,000	30,000,000
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,595,555
				54,595,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Regional Banks-2.13%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(c)(d)	2.23%	04/14/2020	$20,000	$19,998,589
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	20,000	19,998,817
				39,997,406

Total Commercial Paper (Cost $865,646,553)				865,646,553

Certificates of Deposit-19.60%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.05%)(c)(d)	2.00%	03/31/2020	21,000	20,999,966
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (Federal Funds Rate + 0.26%)(c)(d)	1.85%	06/26/2020	15,000	15,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	10,000	10,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.82%	11/16/2020	10,000	10,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(c)	1.57%	03/02/2020	10,273	10,273,161
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	10,000	9,925,896
Industrial & Commercial Bank of China Ltd.(c)	1.95%	04/09/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	1.84%	04/29/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	1.84%	05/04/2020	10,000	10,000,000
Mizuho Bank Ltd.(c)	1.58%	03/02/2020	20,000	20,000,000
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,000,000
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	15,000	15,000,000
Norinchukin Bank (The)(c)	1.65%	03/11/2020	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.71%	07/24/2020	25,000	25,000,974
Toronto-Dominion Bank (The) (Federal Funds Rate + 0.26%)(c)(d)	1.85%	06/30/2020	10,000	10,000,000
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	20,000	20,000,000
Total Certificates of Deposit (Cost $367,199,997)				367,199,997

Variable Rate Demand Notes-3.19%(e)

Credit Enhanced-3.10%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B,
VRD RB (LOC - PNC Bank, N.A.)(f)	1.15%	06/01/2037	1,165	1,165,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank,
N.A.)(f)	1.19%	02/15/2042	1,895	1,895,000
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo
Bank, N.A.)(f)	1.23%	08/01/2037	3,160	3,160,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC -
Rabobank Nederland)(c)(f)	1.35%	06/01/2035	1,100	1,100,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	21,000	21,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	11,900	11,900,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank
Hessen-Thueringen Girozentrale)(c)(f)	1.32%	11/01/2035	400	400,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul);
Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(f)	1.33%	04/01/2037	1,375	1,375,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016
B-1, VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	7,025	7,025,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced-(continued)
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2,
VRD RB (LOC - Northern Trust Co. (The))(f)	1.15%	11/01/2038	$3,200	$3,200,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003,
Ref. VRD RB (CEP - FHLMC)	1.14%	10/01/2033	2,015	2,015,000
				58,135,000

Other Variable Rate Demand Notes-0.09%
East Baton Rouge (Parish of), LA Industrial Development Board, Inc. (ExxonMobil);
Series 2010 A, VRD RB	1.46%	08/01/2035	1,051	1,051,000
Mississippi Business Finance Corp. (Chevron USA, Inc.); Series 2007 E, VRD IDR	1.29%	12/01/2030	595	595,000

				1,646,000

Total Variable Rate Demand Notes (Cost $59,781,000)				59,781,000
U.S. Dollar Denominated Bonds & Notes-2.34%
Automobile Manufacturers-1.08%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	20,000	20,134,893
Diversified Banks-0.27%
Westpac Banking Corp.(c)	2.30%	05/26/2020	5,000	4,997,412
Technology Hardware, Storage & Peripherals-0.99%
Apple, Inc.	2.25%	02/23/2021	18,496	18,616,231
Total U.S. Dollar Denominated Bonds & Notes (Cost $43,748,536)				43,748,536

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.33%
(Cost $1,336,376,086)				1,336,376,086
			Repurchase
			Amount
Repurchase Agreements-29.54%(g)
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued at
$586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	30,004,025	30,000,000
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	10,001,400	10,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at
$79,369,219; 0% - 5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	15,004,958	15,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of
$20,041,533 (collateralized by domestic non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $21,346,059; 0.43% - 9.00%; 03/27/2020 -
12/15/2049)(c)(h)	1.78%	04/03/2020	20,041,533	20,000,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019 (collateralized by foreign corporate obligations valued at $143,342,596; 5.40% - 8.25%; 04/25/2021 -
06/28/2117)(i)	1.96%	-	-	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/19/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at
$192,381,818; 1.27% - 10.64%; 10/17/2022 - 09/26/2067)(i)	2.09%	-	-	38,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $33,000,000;
0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	$15,005,192	$15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $43,990,546; 0% -
15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	10,003,364	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at
$68,250,001; 0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	12,003,967	12,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	40,005,600	40,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	100,013,417	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at
$44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	5,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019
(collateralized by domestic corporate obligations valued at $21,000,002; 4.00% -
7.42%; 02/15/2029 - 10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities
valued at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	30,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	25,003,500	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020
- 10/07/2079)(c)(i)	1.76%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued
at $91,931,496; 1.95% - 11.88%; 03/09/2020 - 03/11/2061)(c)(i)	1.69%	-	-	35,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/21/2020, aggregate maturing value of $221,105,500 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $231,167,015; 0.25% - 8.25%; 11/15/2022 -
11/25/2058)	2.01%	04/20/2020	20,100,500	20,000,000
Total Repurchase Agreements (Cost $553,500,000)				553,500,000

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.87% (Cost $1,889,876,086)				1,889,876,086
OTHER ASSETS LESS LIABILITIES-(0.87)%				(16,235,805)

NET ASSETS-100.00%				$1,873,640,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
FHLMC -Federal Home Loan Mortgage Corp.
IDR	-Industrial Development Revenue Bonds
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $520,911,258, which represented 27.80% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.6%; France: 14.3%; China: 9.8%; Japan: 8.8%; Netherlands: 6.8%; Australia: 6.2%; Switzerland: 5.2%; United Kingdom: 5.1%; other countries less than 5% each: 8.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	36.8%
8-30	1.7

31-60	20.1
61-90	9.0
91-180	15.8

181+	16.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Invesco Premier

Portfolio

Assets:

Investments in securities, at value

Repurchase agreements, at value and cost

Cash

Receivable for:

Fund shares sold

Interest

Total assets

Liabilities:

Payable for:

Investments purchased

Fund shares reacquired

Dividends

Accrued fees to affiliates

Total liabilities

Net assets applicable to shares outstanding

Net assets consist of:

Shares of beneficial interest

Distributable earnings

Net Assets:

$1,336,376,086

553,500,000

18,648,577

7,746,702

2,151,723

1,918,423,088

18,622,744

23,800,100

2,354,317

5,646

44,782,807 $1,873,640,281

$1,873,218,621 421,660 $1,873,640,281

Investor Class	$127,110,911
Institutional Class	$1,728,184,446
Private Investment Class	$905,300
Personal Investment Class	$13,611,003

Reserve Class	$10,279

Resource Class	$3,818,342
Shares outstanding, no par value,
unlimited number of shares authorized:
Investor Class	127,079,201
Institutional Class	1,727,801,100
Private Investment Class	905,099

Personal Investment Class	13,607,984

Reserve Class	10,277
Resource Class	3,817,495

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,889,876,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Invesco Premier
Portfolio
Investment income:
Interest	$18,146,603

Expenses:
Advisory fees	2,241,595

Distribution fees:
Private Investment Class	1,826

Personal Investment Class	34,620
Reserve Class	44

Resource Class	2,871
Total expenses	2,280,956

Less: Fees waived	(627,650)

Net expenses	1,653,306
Net investment income	16,493,297

Net realized gain from investment securities	3,315

Net increase in net assets resulting from operations	$16,496,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Premier Portfolio
	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$16,493,297	$36,825,552

Net realized gain	3,315	2,040

Net increase in net assets resulting from operations	16,496,612	36,827,592
Distributions to shareholders from distributable earnings:
Investor Class	(948,660)	(1,068,632)

Institutional Class	(15,422,929)	(35,544,255)

Private Investment Class	(9,512)	(83,516)

Personal Investment Class	(82,021)	(42,811)

Reserve Class	(51)	(152)

Resource Class	(30,124)	(86,186)

Total distributions from distributable earnings	(16,493,297)	(36,825,552)

Share transactions-net:
Investor Class	66,754,041	30,638,912

Institutional Class	61,013,429	709,430,303

Private Investment Class	(94,431)	(4,697,542)

Personal Investment Class	(160,041)	13,757,903

Reserve Class	55	151

Resource Class	521,168	(3,400,197)

Net increase in net assets resulting from share transactions	128,034,221	745,729,530

Net increase in net assets	128,037,536	745,731,570
Net assets:
Beginning of period	1,745,602,745	999,871,175

End of period	$1,873,640,281	$1,745,602,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

									Ratio of	Ratio of
									expenses	expenses
									to average	to average net	Ratio of net
	Net asset				Dividends				net assets	assets without	investment
	value,	Net		Total from	from net	Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	Net gains	investment	investment	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	on securities	operations	income	of period	return(b)	(000's omitted)	reimbursements	reimbursements	net assets
Invesco Premier Portfolio									0.34%(c)	0.41%(c)	1.68%(c)
Six months ended 02/29/20	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.84%	$3,818
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.20	3,297	0.34	0.41	2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.45	6,699	0.34	0.41	1.47
Year ended 08/31/17(d)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.70	10	0.34	0.41	0.47

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $3,609.

(d)Commencement date of September 1, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Premier Portfolio (the "Fund") is a series of AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. "Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund's investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

13	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Premier Tax-Exempt Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $627,650.

14	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund's average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2020, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2020, the Fund engaged in securities purchases of $86,957,327 and securities sales of $70,568,338, which did not result in any net realized gains (losses).

NOTE 5—Trustees' and Officers' Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

15	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2019.

NOTE 8—Share Information

Invesco Premier Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Investor Class	157,381,432	$157,381,432	63,579,554	$63,579,554
Institutional Class	1,083,495,253	1,083,495,253	3,216,380,470	3,216,380,470

Private Investment Class	400,415	400,415	594,675	594,675
Personal Investment Class	1,707,713	1,707,713	13,955,408	13,955,408
Reserve Class	4	4	-	-

Resource Class	601,044	601,044	814,032	814,032
Issued as reinvestment of dividends:
Investor Class	828,596	828,596	1,059,467	1,059,467

Institutional Class	13,140,684	13,140,684	28,510,215	28,510,215
Private Investment Class	9,512	9,512	83,516	83,516
Personal Investment Class	82,021	82,021	23,914	23,914

Reserve Class	51	51	151	151
Resource Class	30,124	30,124	86,186	86,186
Reacquired:
Investor Class	(91,455,987)	(91,455,987)	(34,000,109)	(34,000,109)

Institutional Class	(1,035,622,508)	(1,035,622,508)	(2,535,460,382)	(2,535,460,382)

Private Investment Class	(504,358)	(504,358)	(5,375,733)	(5,375,733)

Personal Investment Class	(1,949,775)	(1,949,775)	(221,419)	(221,419)

Resource Class	(110,000)	(110,000)	(4,300,415)	(4,300,415)

Net increase in share activity	128,034,221	$128,034,221	745,729,530	$745,729,530

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

16	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Premier	$1,000.00	$1,008.40	$1.70	$1,023.17	$1.71	0.34%
Portfolio

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund's shares and pro- spective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Share- holders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-4

Semiannual Report to Shareholders	February 29, 2020

Private Investment Class

AIM Treasurer's Series Trust

(Invesco Treasurer's Series Trust)

Invesco Premier Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

9Financial Statements

12 Financial Highlights

13 Notes to Financial Statements

17 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/29/20

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS
	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	23 - 45 days	38 days	78 days	$905.3 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corpo- ration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-46.20%(a)
Asset-Backed Securities - Fully Supported-5.67%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.65%	07/23/2020	$44,000	$43,711,360
Kells Funding LLC (CEP - FMS Wertmanagement)(c)	2.06%	03/03/2020	10,000	9,998,867
Kells Funding LLC (CEP - FMS Wertmanagement)(c)	1.71%	05/12/2020	20,000	19,932,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.01%	03/10/2020	7,500	7,496,250
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(c)(d)	1.96%	04/01/2020	25,000	25,000,000
				106,138,477

Asset-Backed Securities - Fully Supported Bank-14.57%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.72%	04/02/2020	30,650	30,603,276
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(c)(d)	1.68%	08/14/2020	10,000	10,000,000
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (3 mo. USD LIBOR + 0.12%)(c)(d)	2.03%	12/07/2020	35,000	35,000,000
Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	20,000	19,902,100
Chesham Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	25,000	24,998,875
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	35,000	35,000,000
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	32,500	32,498,538
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	30,000	29,998,583
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	1.95%	04/14/2020	15,000	14,964,433
Mountcliff Funding LLC (Multi - CEP's)(c)	1.95%	05/08/2020	10,000	10,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.70%	06/19/2020	30,000	30,000,000
				272,965,805

Diversified Banks-20.92%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,941,562
Bank of China Ltd.(c)	2.30%	04/02/2020	25,000	24,949,111
Bank of China Ltd.(c)	2.03%	04/07/2020	20,000	19,958,478
Barclays Bank PLC	1.69%	05/28/2020	25,000	24,897,333
BPCE S.A.(b)(c)	2.02%	05/19/2020	15,000	14,934,167
China Construction Bank Corp.(b)(c)	2.26%	04/08/2020	10,000	9,976,250
China Construction Bank Corp.(b)(c)	1.95%	04/13/2020	7,570	7,552,459
China Construction Bank Corp.(b)(c)	1.91%	05/05/2020	10,000	9,965,694
China Construction Bank Corp.(b)(c)	1.93%	05/08/2020	20,000	19,927,467
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	15,000	15,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	25,000	25,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(c)(d)	1.98%	07/02/2020	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,924,444
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.12%)(c)(d)	2.01%	12/11/2020	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.96%	04/23/2020	20,000	19,942,878
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	20,000	20,000,000
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	10,000	9,979,467
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	20,000	20,000,000
				391,949,310
Diversified Capital Markets-2.91%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR + 0.12%)(c)(d)	2.07%	03/26/2020	30,000	30,000,000
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,595,555
				54,595,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Regional Banks-2.13%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(c)(d)	2.23%	04/14/2020	$20,000	$19,998,589
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	20,000	19,998,817
				39,997,406

Total Commercial Paper (Cost $865,646,553)				865,646,553

Certificates of Deposit-19.60%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.05%)(c)(d)	2.00%	03/31/2020	21,000	20,999,966
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (Federal Funds Rate + 0.26%)(c)(d)	1.85%	06/26/2020	15,000	15,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	10,000	10,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.82%	11/16/2020	10,000	10,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(c)	1.57%	03/02/2020	10,273	10,273,161
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	10,000	9,925,896
Industrial & Commercial Bank of China Ltd.(c)	1.95%	04/09/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	1.84%	04/29/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	1.84%	05/04/2020	10,000	10,000,000
Mizuho Bank Ltd.(c)	1.58%	03/02/2020	20,000	20,000,000
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,000,000
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	15,000	15,000,000
Norinchukin Bank (The)(c)	1.65%	03/11/2020	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.71%	07/24/2020	25,000	25,000,974
Toronto-Dominion Bank (The) (Federal Funds Rate + 0.26%)(c)(d)	1.85%	06/30/2020	10,000	10,000,000
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	20,000	20,000,000
Total Certificates of Deposit (Cost $367,199,997)				367,199,997

Variable Rate Demand Notes-3.19%(e)

Credit Enhanced-3.10%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B,
VRD RB (LOC - PNC Bank, N.A.)(f)	1.15%	06/01/2037	1,165	1,165,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank,
N.A.)(f)	1.19%	02/15/2042	1,895	1,895,000
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo
Bank, N.A.)(f)	1.23%	08/01/2037	3,160	3,160,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC -
Rabobank Nederland)(c)(f)	1.35%	06/01/2035	1,100	1,100,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	21,000	21,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	11,900	11,900,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank
Hessen-Thueringen Girozentrale)(c)(f)	1.32%	11/01/2035	400	400,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul);
Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(f)	1.33%	04/01/2037	1,375	1,375,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016
B-1, VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	7,025	7,025,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced-(continued)
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2,
VRD RB (LOC - Northern Trust Co. (The))(f)	1.15%	11/01/2038	$3,200	$3,200,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003,
Ref. VRD RB (CEP - FHLMC)	1.14%	10/01/2033	2,015	2,015,000
				58,135,000

Other Variable Rate Demand Notes-0.09%
East Baton Rouge (Parish of), LA Industrial Development Board, Inc. (ExxonMobil);
Series 2010 A, VRD RB	1.46%	08/01/2035	1,051	1,051,000
Mississippi Business Finance Corp. (Chevron USA, Inc.); Series 2007 E, VRD IDR	1.29%	12/01/2030	595	595,000

				1,646,000

Total Variable Rate Demand Notes (Cost $59,781,000)				59,781,000
U.S. Dollar Denominated Bonds & Notes-2.34%
Automobile Manufacturers-1.08%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	20,000	20,134,893
Diversified Banks-0.27%
Westpac Banking Corp.(c)	2.30%	05/26/2020	5,000	4,997,412
Technology Hardware, Storage & Peripherals-0.99%
Apple, Inc.	2.25%	02/23/2021	18,496	18,616,231
Total U.S. Dollar Denominated Bonds & Notes (Cost $43,748,536)				43,748,536

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.33%
(Cost $1,336,376,086)				1,336,376,086
			Repurchase
			Amount
Repurchase Agreements-29.54%(g)
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued at
$586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	30,004,025	30,000,000
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	10,001,400	10,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at
$79,369,219; 0% - 5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	15,004,958	15,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of
$20,041,533 (collateralized by domestic non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $21,346,059; 0.43% - 9.00%; 03/27/2020 -
12/15/2049)(c)(h)	1.78%	04/03/2020	20,041,533	20,000,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019 (collateralized by foreign corporate obligations valued at $143,342,596; 5.40% - 8.25%; 04/25/2021 -
06/28/2117)(i)	1.96%	-	-	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/19/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at
$192,381,818; 1.27% - 10.64%; 10/17/2022 - 09/26/2067)(i)	2.09%	-	-	38,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $33,000,000;
0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	$15,005,192	$15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $43,990,546; 0% -
15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	10,003,364	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at
$68,250,001; 0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	12,003,967	12,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	40,005,600	40,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	100,013,417	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at
$44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	5,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019
(collateralized by domestic corporate obligations valued at $21,000,002; 4.00% -
7.42%; 02/15/2029 - 10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities
valued at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	30,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	25,003,500	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020
- 10/07/2079)(c)(i)	1.76%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued
at $91,931,496; 1.95% - 11.88%; 03/09/2020 - 03/11/2061)(c)(i)	1.69%	-	-	35,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/21/2020, aggregate maturing value of $221,105,500 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $231,167,015; 0.25% - 8.25%; 11/15/2022 -
11/25/2058)	2.01%	04/20/2020	20,100,500	20,000,000
Total Repurchase Agreements (Cost $553,500,000)				553,500,000

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.87% (Cost $1,889,876,086)				1,889,876,086
OTHER ASSETS LESS LIABILITIES-(0.87)%				(16,235,805)

NET ASSETS-100.00%				$1,873,640,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
FHLMC -Federal Home Loan Mortgage Corp.
IDR	-Industrial Development Revenue Bonds
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $520,911,258, which represented 27.80% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.6%; France: 14.3%; China: 9.8%; Japan: 8.8%; Netherlands: 6.8%; Australia: 6.2%; Switzerland: 5.2%; United Kingdom: 5.1%; other countries less than 5% each: 8.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	36.8%
8-30	1.7

31-60	20.1
61-90	9.0
91-180	15.8

181+	16.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Invesco Premier

Portfolio

Assets:

Investments in securities, at value

Repurchase agreements, at value and cost

Cash

Receivable for:

Fund shares sold

Interest

Total assets

Liabilities:

Payable for:

Investments purchased

Fund shares reacquired

Dividends

Accrued fees to affiliates

Total liabilities

Net assets applicable to shares outstanding

Net assets consist of:

Shares of beneficial interest

Distributable earnings

Net Assets:

$1,336,376,086

553,500,000

18,648,577

7,746,702

2,151,723

1,918,423,088

18,622,744

23,800,100

2,354,317

5,646

44,782,807 $1,873,640,281

$1,873,218,621 421,660 $1,873,640,281

Investor Class	$127,110,911
Institutional Class	$1,728,184,446
Private Investment Class	$905,300
Personal Investment Class	$13,611,003

Reserve Class	$10,279

Resource Class	$3,818,342
Shares outstanding, no par value,
unlimited number of shares authorized:
Investor Class	127,079,201
Institutional Class	1,727,801,100
Private Investment Class	905,099

Personal Investment Class	13,607,984

Reserve Class	10,277
Resource Class	3,817,495

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,889,876,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Invesco Premier
Portfolio
Investment income:
Interest	$18,146,603

Expenses:
Advisory fees	2,241,595

Distribution fees:
Private Investment Class	1,826

Personal Investment Class	34,620
Reserve Class	44

Resource Class	2,871
Total expenses	2,280,956

Less: Fees waived	(627,650)

Net expenses	1,653,306
Net investment income	16,493,297

Net realized gain from investment securities	3,315

Net increase in net assets resulting from operations	$16,496,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Premier Portfolio
	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$16,493,297	$36,825,552

Net realized gain	3,315	2,040

Net increase in net assets resulting from operations	16,496,612	36,827,592
Distributions to shareholders from distributable earnings:
Investor Class	(948,660)	(1,068,632)

Institutional Class	(15,422,929)	(35,544,255)

Private Investment Class	(9,512)	(83,516)

Personal Investment Class	(82,021)	(42,811)

Reserve Class	(51)	(152)

Resource Class	(30,124)	(86,186)

Total distributions from distributable earnings	(16,493,297)	(36,825,552)

Share transactions-net:
Investor Class	66,754,041	30,638,912

Institutional Class	61,013,429	709,430,303

Private Investment Class	(94,431)	(4,697,542)

Personal Investment Class	(160,041)	13,757,903

Reserve Class	55	151

Resource Class	521,168	(3,400,197)

Net increase in net assets resulting from share transactions	128,034,221	745,729,530

Net increase in net assets	128,037,536	745,731,570
Net assets:
Beginning of period	1,745,602,745	999,871,175

End of period	$1,873,640,281	$1,745,602,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

									Ratio of	Ratio of
									expenses	expenses
									to average	to average net	Ratio of net
	Net asset				Dividends				net assets	assets without	investment
	value,	Net		Total from	from net	Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	Net gains	investment	investment	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	on securities	operations	income	of period	return(b)	(000's omitted)	reimbursements	reimbursements	net assets
Invesco Premier Portfolio									0.48%(c)	0.55%(c)	1.54%(c)
Six months ended 02/29/20	$1.00	$0.01	$(0.00)	$0.01	$(0.01)	$1.00	0.77%	$ 905
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.06	1,000	0.48	0.55	2.07
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.30	5,699	0.48	0.55	1.33
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.55	10	0.48	0.55	0.33

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $1,224.

(d)Commencement date of September 1, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Premier Portfolio (the "Fund") is a series of AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. "Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund's investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

13	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Premier Tax-Exempt Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $627,650.

14	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund's average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2020, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2020, the Fund engaged in securities purchases of $86,957,327 and securities sales of $70,568,338, which did not result in any net realized gains (losses).

NOTE 5—Trustees' and Officers' Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

15	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2019.

NOTE 8—Share Information

Invesco Premier Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Investor Class	157,381,432	$157,381,432	63,579,554	$63,579,554
Institutional Class	1,083,495,253	1,083,495,253	3,216,380,470	3,216,380,470

Private Investment Class	400,415	400,415	594,675	594,675
Personal Investment Class	1,707,713	1,707,713	13,955,408	13,955,408
Reserve Class	4	4	-	-

Resource Class	601,044	601,044	814,032	814,032
Issued as reinvestment of dividends:
Investor Class	828,596	828,596	1,059,467	1,059,467

Institutional Class	13,140,684	13,140,684	28,510,215	28,510,215
Private Investment Class	9,512	9,512	83,516	83,516
Personal Investment Class	82,021	82,021	23,914	23,914

Reserve Class	51	51	151	151
Resource Class	30,124	30,124	86,186	86,186
Reacquired:
Investor Class	(91,455,987)	(91,455,987)	(34,000,109)	(34,000,109)

Institutional Class	(1,035,622,508)	(1,035,622,508)	(2,535,460,382)	(2,535,460,382)

Private Investment Class	(504,358)	(504,358)	(5,375,733)	(5,375,733)

Personal Investment Class	(1,949,775)	(1,949,775)	(221,419)	(221,419)

Resource Class	(110,000)	(110,000)	(4,300,415)	(4,300,415)

Net increase in share activity	128,034,221	$128,034,221	745,729,530	$745,729,530

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

16	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Private Investment	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Premier	$1,000.00	$1,007.70	$2.40	$1,022.48	$2.41	0.48%
Portfolio

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund's shares and pro- spective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Share- holders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-5

Semiannual Report to Shareholders	February 29, 2020

Personal Investment Class

AIM Treasurer's Series Trust

(Invesco Treasurer's Series Trust)

Invesco Premier Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

9Financial Statements

12 Financial Highlights

13 Notes to Financial Statements

17 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/29/20

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS
	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	23 - 45 days	38 days	78 days	$13.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corpo- ration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-46.20%(a)
Asset-Backed Securities - Fully Supported-5.67%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.65%	07/23/2020	$44,000	$43,711,360
Kells Funding LLC (CEP - FMS Wertmanagement)(c)	2.06%	03/03/2020	10,000	9,998,867
Kells Funding LLC (CEP - FMS Wertmanagement)(c)	1.71%	05/12/2020	20,000	19,932,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.01%	03/10/2020	7,500	7,496,250
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(c)(d)	1.96%	04/01/2020	25,000	25,000,000
				106,138,477

Asset-Backed Securities - Fully Supported Bank-14.57%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.72%	04/02/2020	30,650	30,603,276
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(c)(d)	1.68%	08/14/2020	10,000	10,000,000
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (3 mo. USD LIBOR + 0.12%)(c)(d)	2.03%	12/07/2020	35,000	35,000,000
Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	20,000	19,902,100
Chesham Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	25,000	24,998,875
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	35,000	35,000,000
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	32,500	32,498,538
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	30,000	29,998,583
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	1.95%	04/14/2020	15,000	14,964,433
Mountcliff Funding LLC (Multi - CEP's)(c)	1.95%	05/08/2020	10,000	10,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.70%	06/19/2020	30,000	30,000,000
				272,965,805

Diversified Banks-20.92%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,941,562
Bank of China Ltd.(c)	2.30%	04/02/2020	25,000	24,949,111
Bank of China Ltd.(c)	2.03%	04/07/2020	20,000	19,958,478
Barclays Bank PLC	1.69%	05/28/2020	25,000	24,897,333
BPCE S.A.(b)(c)	2.02%	05/19/2020	15,000	14,934,167
China Construction Bank Corp.(b)(c)	2.26%	04/08/2020	10,000	9,976,250
China Construction Bank Corp.(b)(c)	1.95%	04/13/2020	7,570	7,552,459
China Construction Bank Corp.(b)(c)	1.91%	05/05/2020	10,000	9,965,694
China Construction Bank Corp.(b)(c)	1.93%	05/08/2020	20,000	19,927,467
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	15,000	15,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	25,000	25,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(c)(d)	1.98%	07/02/2020	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,924,444
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.12%)(c)(d)	2.01%	12/11/2020	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.96%	04/23/2020	20,000	19,942,878
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	20,000	20,000,000
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	10,000	9,979,467
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	20,000	20,000,000
				391,949,310
Diversified Capital Markets-2.91%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR + 0.12%)(c)(d)	2.07%	03/26/2020	30,000	30,000,000
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,595,555
				54,595,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Regional Banks-2.13%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(c)(d)	2.23%	04/14/2020	$20,000	$19,998,589
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	20,000	19,998,817
				39,997,406

Total Commercial Paper (Cost $865,646,553)				865,646,553

Certificates of Deposit-19.60%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.05%)(c)(d)	2.00%	03/31/2020	21,000	20,999,966
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (Federal Funds Rate + 0.26%)(c)(d)	1.85%	06/26/2020	15,000	15,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	10,000	10,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.82%	11/16/2020	10,000	10,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(c)	1.57%	03/02/2020	10,273	10,273,161
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	10,000	9,925,896
Industrial & Commercial Bank of China Ltd.(c)	1.95%	04/09/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	1.84%	04/29/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	1.84%	05/04/2020	10,000	10,000,000
Mizuho Bank Ltd.(c)	1.58%	03/02/2020	20,000	20,000,000
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,000,000
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	15,000	15,000,000
Norinchukin Bank (The)(c)	1.65%	03/11/2020	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.71%	07/24/2020	25,000	25,000,974
Toronto-Dominion Bank (The) (Federal Funds Rate + 0.26%)(c)(d)	1.85%	06/30/2020	10,000	10,000,000
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	20,000	20,000,000
Total Certificates of Deposit (Cost $367,199,997)				367,199,997

Variable Rate Demand Notes-3.19%(e)

Credit Enhanced-3.10%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B,
VRD RB (LOC - PNC Bank, N.A.)(f)	1.15%	06/01/2037	1,165	1,165,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank,
N.A.)(f)	1.19%	02/15/2042	1,895	1,895,000
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo
Bank, N.A.)(f)	1.23%	08/01/2037	3,160	3,160,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC -
Rabobank Nederland)(c)(f)	1.35%	06/01/2035	1,100	1,100,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	21,000	21,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	11,900	11,900,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank
Hessen-Thueringen Girozentrale)(c)(f)	1.32%	11/01/2035	400	400,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul);
Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(f)	1.33%	04/01/2037	1,375	1,375,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016
B-1, VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	7,025	7,025,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced-(continued)
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2,
VRD RB (LOC - Northern Trust Co. (The))(f)	1.15%	11/01/2038	$3,200	$3,200,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003,
Ref. VRD RB (CEP - FHLMC)	1.14%	10/01/2033	2,015	2,015,000
				58,135,000

Other Variable Rate Demand Notes-0.09%
East Baton Rouge (Parish of), LA Industrial Development Board, Inc. (ExxonMobil);
Series 2010 A, VRD RB	1.46%	08/01/2035	1,051	1,051,000
Mississippi Business Finance Corp. (Chevron USA, Inc.); Series 2007 E, VRD IDR	1.29%	12/01/2030	595	595,000

				1,646,000

Total Variable Rate Demand Notes (Cost $59,781,000)				59,781,000
U.S. Dollar Denominated Bonds & Notes-2.34%
Automobile Manufacturers-1.08%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	20,000	20,134,893
Diversified Banks-0.27%
Westpac Banking Corp.(c)	2.30%	05/26/2020	5,000	4,997,412
Technology Hardware, Storage & Peripherals-0.99%
Apple, Inc.	2.25%	02/23/2021	18,496	18,616,231
Total U.S. Dollar Denominated Bonds & Notes (Cost $43,748,536)				43,748,536

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.33%
(Cost $1,336,376,086)				1,336,376,086
			Repurchase
			Amount
Repurchase Agreements-29.54%(g)
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued at
$586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	30,004,025	30,000,000
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	10,001,400	10,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at
$79,369,219; 0% - 5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	15,004,958	15,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of
$20,041,533 (collateralized by domestic non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $21,346,059; 0.43% - 9.00%; 03/27/2020 -
12/15/2049)(c)(h)	1.78%	04/03/2020	20,041,533	20,000,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019 (collateralized by foreign corporate obligations valued at $143,342,596; 5.40% - 8.25%; 04/25/2021 -
06/28/2117)(i)	1.96%	-	-	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/19/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at
$192,381,818; 1.27% - 10.64%; 10/17/2022 - 09/26/2067)(i)	2.09%	-	-	38,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $33,000,000;
0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	$15,005,192	$15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $43,990,546; 0% -
15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	10,003,364	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at
$68,250,001; 0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	12,003,967	12,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	40,005,600	40,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	100,013,417	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at
$44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	5,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019
(collateralized by domestic corporate obligations valued at $21,000,002; 4.00% -
7.42%; 02/15/2029 - 10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities
valued at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	30,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	25,003,500	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020
- 10/07/2079)(c)(i)	1.76%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued
at $91,931,496; 1.95% - 11.88%; 03/09/2020 - 03/11/2061)(c)(i)	1.69%	-	-	35,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/21/2020, aggregate maturing value of $221,105,500 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $231,167,015; 0.25% - 8.25%; 11/15/2022 -
11/25/2058)	2.01%	04/20/2020	20,100,500	20,000,000
Total Repurchase Agreements (Cost $553,500,000)				553,500,000

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.87% (Cost $1,889,876,086)				1,889,876,086
OTHER ASSETS LESS LIABILITIES-(0.87)%				(16,235,805)

NET ASSETS-100.00%				$1,873,640,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
FHLMC -Federal Home Loan Mortgage Corp.
IDR	-Industrial Development Revenue Bonds
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $520,911,258, which represented 27.80% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.6%; France: 14.3%; China: 9.8%; Japan: 8.8%; Netherlands: 6.8%; Australia: 6.2%; Switzerland: 5.2%; United Kingdom: 5.1%; other countries less than 5% each: 8.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	36.8%
8-30	1.7

31-60	20.1
61-90	9.0
91-180	15.8

181+	16.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Invesco Premier

Portfolio

Assets:

Investments in securities, at value

Repurchase agreements, at value and cost

Cash

Receivable for:

Fund shares sold

Interest

Total assets

Liabilities:

Payable for:

Investments purchased

Fund shares reacquired

Dividends

Accrued fees to affiliates

Total liabilities

Net assets applicable to shares outstanding

Net assets consist of:

Shares of beneficial interest

Distributable earnings

Net Assets:

$1,336,376,086

553,500,000

18,648,577

7,746,702

2,151,723

1,918,423,088

18,622,744

23,800,100

2,354,317

5,646

44,782,807 $1,873,640,281

$1,873,218,621 421,660 $1,873,640,281

Investor Class	$127,110,911
Institutional Class	$1,728,184,446
Private Investment Class	$905,300
Personal Investment Class	$13,611,003

Reserve Class	$10,279

Resource Class	$3,818,342
Shares outstanding, no par value,
unlimited number of shares authorized:
Investor Class	127,079,201
Institutional Class	1,727,801,100
Private Investment Class	905,099

Personal Investment Class	13,607,984

Reserve Class	10,277
Resource Class	3,817,495

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,889,876,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Invesco Premier
Portfolio
Investment income:
Interest	$18,146,603

Expenses:
Advisory fees	2,241,595

Distribution fees:
Private Investment Class	1,826

Personal Investment Class	34,620
Reserve Class	44

Resource Class	2,871
Total expenses	2,280,956

Less: Fees waived	(627,650)

Net expenses	1,653,306
Net investment income	16,493,297

Net realized gain from investment securities	3,315

Net increase in net assets resulting from operations	$16,496,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Premier Portfolio
	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$16,493,297	$36,825,552

Net realized gain	3,315	2,040

Net increase in net assets resulting from operations	16,496,612	36,827,592
Distributions to shareholders from distributable earnings:
Investor Class	(948,660)	(1,068,632)

Institutional Class	(15,422,929)	(35,544,255)

Private Investment Class	(9,512)	(83,516)

Personal Investment Class	(82,021)	(42,811)

Reserve Class	(51)	(152)

Resource Class	(30,124)	(86,186)

Total distributions from distributable earnings	(16,493,297)	(36,825,552)

Share transactions-net:
Investor Class	66,754,041	30,638,912

Institutional Class	61,013,429	709,430,303

Private Investment Class	(94,431)	(4,697,542)

Personal Investment Class	(160,041)	13,757,903

Reserve Class	55	151

Resource Class	521,168	(3,400,197)

Net increase in net assets resulting from share transactions	128,034,221	745,729,530

Net increase in net assets	128,037,536	745,731,570
Net assets:
Beginning of period	1,745,602,745	999,871,175

End of period	$1,873,640,281	$1,745,602,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

									Ratio of	Ratio of
									expenses	expenses
									to average	to average net	Ratio of net
	Net asset				Dividends				net assets	assets without	investment
	value,	Net		Total from	from net	Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	Net gains	investment	investment	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	on securities	operations	income	of period	return(b)	(000's omitted)	reimbursements	reimbursements	net assets
Invesco Premier Portfolio									0.73%(c)	0.80%(c)	1.29%(c)
Six months ended 02/29/20	$1.00	$0.01	$(0.00)	$0.01	$(0.01)	$1.00	0.65%	$13,611
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.81	13,771	0.73	0.80	1.82
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.05	10	0.73	0.80	1.08
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.35	10	0.68	0.80	0.13

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $12,658.

(d)Commencement date of September 1, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Premier Portfolio (the "Fund") is a series of AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. "Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund's investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

13	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Premier Tax-Exempt Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $627,650.

14	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund's average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2020, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2020, the Fund engaged in securities purchases of $86,957,327 and securities sales of $70,568,338, which did not result in any net realized gains (losses).

NOTE 5—Trustees' and Officers' Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

15	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2019.

NOTE 8—Share Information

Invesco Premier Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Investor Class	157,381,432	$157,381,432	63,579,554	$63,579,554
Institutional Class	1,083,495,253	1,083,495,253	3,216,380,470	3,216,380,470

Private Investment Class	400,415	400,415	594,675	594,675
Personal Investment Class	1,707,713	1,707,713	13,955,408	13,955,408
Reserve Class	4	4	-	-

Resource Class	601,044	601,044	814,032	814,032
Issued as reinvestment of dividends:
Investor Class	828,596	828,596	1,059,467	1,059,467

Institutional Class	13,140,684	13,140,684	28,510,215	28,510,215
Private Investment Class	9,512	9,512	83,516	83,516
Personal Investment Class	82,021	82,021	23,914	23,914

Reserve Class	51	51	151	151
Resource Class	30,124	30,124	86,186	86,186
Reacquired:
Investor Class	(91,455,987)	(91,455,987)	(34,000,109)	(34,000,109)

Institutional Class	(1,035,622,508)	(1,035,622,508)	(2,535,460,382)	(2,535,460,382)

Private Investment Class	(504,358)	(504,358)	(5,375,733)	(5,375,733)

Personal Investment Class	(1,949,775)	(1,949,775)	(221,419)	(221,419)

Resource Class	(110,000)	(110,000)	(4,300,415)	(4,300,415)

Net increase in share activity	128,034,221	$128,034,221	745,729,530	$745,729,530

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

16	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Personal Investment	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Premier	$1,000.00	$1,006.50	$3.64	$1,021.23	$3.67	0.73%
Portfolio

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund's shares and pro- spective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Share- holders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-6

Semiannual Report to Shareholders	February 29, 2020

Reserve Class

AIM Treasurer's Series Trust

(Invesco Treasurer's Series Trust)

Invesco Premier Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

9Financial Statements

12 Financial Highlights

13 Notes to Financial Statements

17 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/29/20

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS
	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	23 - 45 days	38 days	78 days	$10.3 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corpo- ration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-46.20%(a)
Asset-Backed Securities - Fully Supported-5.67%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.65%	07/23/2020	$44,000	$43,711,360
Kells Funding LLC (CEP - FMS Wertmanagement)(c)	2.06%	03/03/2020	10,000	9,998,867
Kells Funding LLC (CEP - FMS Wertmanagement)(c)	1.71%	05/12/2020	20,000	19,932,000
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.01%	03/10/2020	7,500	7,496,250
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(c)(d)	1.96%	04/01/2020	25,000	25,000,000
				106,138,477

Asset-Backed Securities - Fully Supported Bank-14.57%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.72%	04/02/2020	30,650	30,603,276
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(c)(d)	1.68%	08/14/2020	10,000	10,000,000
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (3 mo. USD LIBOR + 0.12%)(c)(d)	2.03%	12/07/2020	35,000	35,000,000
Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	20,000	19,902,100
Chesham Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	25,000	24,998,875
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	35,000	35,000,000
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	32,500	32,498,538
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	30,000	29,998,583
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	1.95%	04/14/2020	15,000	14,964,433
Mountcliff Funding LLC (Multi - CEP's)(c)	1.95%	05/08/2020	10,000	10,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.70%	06/19/2020	30,000	30,000,000
				272,965,805

Diversified Banks-20.92%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,941,562
Bank of China Ltd.(c)	2.30%	04/02/2020	25,000	24,949,111
Bank of China Ltd.(c)	2.03%	04/07/2020	20,000	19,958,478
Barclays Bank PLC	1.69%	05/28/2020	25,000	24,897,333
BPCE S.A.(b)(c)	2.02%	05/19/2020	15,000	14,934,167
China Construction Bank Corp.(b)(c)	2.26%	04/08/2020	10,000	9,976,250
China Construction Bank Corp.(b)(c)	1.95%	04/13/2020	7,570	7,552,459
China Construction Bank Corp.(b)(c)	1.91%	05/05/2020	10,000	9,965,694
China Construction Bank Corp.(b)(c)	1.93%	05/08/2020	20,000	19,927,467
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	15,000	15,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	25,000	25,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(c)(d)	1.98%	07/02/2020	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,924,444
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.12%)(c)(d)	2.01%	12/11/2020	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.96%	04/23/2020	20,000	19,942,878
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	20,000	20,000,000
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	10,000	9,979,467
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	20,000	20,000,000
				391,949,310
Diversified Capital Markets-2.91%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR + 0.12%)(c)(d)	2.07%	03/26/2020	30,000	30,000,000
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,595,555
				54,595,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Regional Banks-2.13%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(c)(d)	2.23%	04/14/2020	$20,000	$19,998,589
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	20,000	19,998,817
				39,997,406

Total Commercial Paper (Cost $865,646,553)				865,646,553

Certificates of Deposit-19.60%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.05%)(c)(d)	2.00%	03/31/2020	21,000	20,999,966
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (Federal Funds Rate + 0.26%)(c)(d)	1.85%	06/26/2020	15,000	15,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	10,000	10,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.82%	11/16/2020	10,000	10,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(c)	1.57%	03/02/2020	10,273	10,273,161
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	10,000	9,925,896
Industrial & Commercial Bank of China Ltd.(c)	1.95%	04/09/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	1.84%	04/29/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	1.84%	05/04/2020	10,000	10,000,000
Mizuho Bank Ltd.(c)	1.58%	03/02/2020	20,000	20,000,000
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,000,000
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	15,000	15,000,000
Norinchukin Bank (The)(c)	1.65%	03/11/2020	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.71%	07/24/2020	25,000	25,000,974
Toronto-Dominion Bank (The) (Federal Funds Rate + 0.26%)(c)(d)	1.85%	06/30/2020	10,000	10,000,000
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	20,000	20,000,000
Total Certificates of Deposit (Cost $367,199,997)				367,199,997

Variable Rate Demand Notes-3.19%(e)

Credit Enhanced-3.10%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B,
VRD RB (LOC - PNC Bank, N.A.)(f)	1.15%	06/01/2037	1,165	1,165,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank,
N.A.)(f)	1.19%	02/15/2042	1,895	1,895,000
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo
Bank, N.A.)(f)	1.23%	08/01/2037	3,160	3,160,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC -
Rabobank Nederland)(c)(f)	1.35%	06/01/2035	1,100	1,100,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	21,000	21,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	11,900	11,900,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank
Hessen-Thueringen Girozentrale)(c)(f)	1.32%	11/01/2035	400	400,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul);
Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(f)	1.33%	04/01/2037	1,375	1,375,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016
B-1, VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	7,025	7,025,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced-(continued)
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2,
VRD RB (LOC - Northern Trust Co. (The))(f)	1.15%	11/01/2038	$3,200	$3,200,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003,
Ref. VRD RB (CEP - FHLMC)	1.14%	10/01/2033	2,015	2,015,000
				58,135,000

Other Variable Rate Demand Notes-0.09%
East Baton Rouge (Parish of), LA Industrial Development Board, Inc. (ExxonMobil);
Series 2010 A, VRD RB	1.46%	08/01/2035	1,051	1,051,000
Mississippi Business Finance Corp. (Chevron USA, Inc.); Series 2007 E, VRD IDR	1.29%	12/01/2030	595	595,000

				1,646,000

Total Variable Rate Demand Notes (Cost $59,781,000)				59,781,000
U.S. Dollar Denominated Bonds & Notes-2.34%
Automobile Manufacturers-1.08%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	20,000	20,134,893
Diversified Banks-0.27%
Westpac Banking Corp.(c)	2.30%	05/26/2020	5,000	4,997,412
Technology Hardware, Storage & Peripherals-0.99%
Apple, Inc.	2.25%	02/23/2021	18,496	18,616,231
Total U.S. Dollar Denominated Bonds & Notes (Cost $43,748,536)				43,748,536

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-71.33%
(Cost $1,336,376,086)				1,336,376,086
			Repurchase
			Amount
Repurchase Agreements-29.54%(g)
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued at
$586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	30,004,025	30,000,000
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	10,001,400	10,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at
$79,369,219; 0% - 5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	15,004,958	15,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of
$20,041,533 (collateralized by domestic non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $21,346,059; 0.43% - 9.00%; 03/27/2020 -
12/15/2049)(c)(h)	1.78%	04/03/2020	20,041,533	20,000,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019 (collateralized by foreign corporate obligations valued at $143,342,596; 5.40% - 8.25%; 04/25/2021 -
06/28/2117)(i)	1.96%	-	-	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/19/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at
$192,381,818; 1.27% - 10.64%; 10/17/2022 - 09/26/2067)(i)	2.09%	-	-	38,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $33,000,000;
0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	$15,005,192	$15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $43,990,546; 0% -
15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	10,003,364	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at
$68,250,001; 0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	12,003,967	12,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	40,005,600	40,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	100,013,417	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at
$44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	5,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019
(collateralized by domestic corporate obligations valued at $21,000,002; 4.00% -
7.42%; 02/15/2029 - 10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities
valued at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	30,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	25,003,500	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020
- 10/07/2079)(c)(i)	1.76%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued
at $91,931,496; 1.95% - 11.88%; 03/09/2020 - 03/11/2061)(c)(i)	1.69%	-	-	35,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/21/2020, aggregate maturing value of $221,105,500 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $231,167,015; 0.25% - 8.25%; 11/15/2022 -
11/25/2058)	2.01%	04/20/2020	20,100,500	20,000,000
Total Repurchase Agreements (Cost $553,500,000)				553,500,000

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.87% (Cost $1,889,876,086)				1,889,876,086
OTHER ASSETS LESS LIABILITIES-(0.87)%				(16,235,805)

NET ASSETS-100.00%				$1,873,640,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Schedule of Investments—(continued)

Invesco Premier Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
FHLMC -Federal Home Loan Mortgage Corp.
IDR	-Industrial Development Revenue Bonds
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $520,911,258, which represented 27.80% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.6%; France: 14.3%; China: 9.8%; Japan: 8.8%; Netherlands: 6.8%; Australia: 6.2%; Switzerland: 5.2%; United Kingdom: 5.1%; other countries less than 5% each: 8.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	36.8%
8-30	1.7

31-60	20.1
61-90	9.0
91-180	15.8

181+	16.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Invesco Premier

Portfolio

Assets:

Investments in securities, at value

Repurchase agreements, at value and cost

Cash

Receivable for:

Fund shares sold

Interest

Total assets

Liabilities:

Payable for:

Investments purchased

Fund shares reacquired

Dividends

Accrued fees to affiliates

Total liabilities

Net assets applicable to shares outstanding

Net assets consist of:

Shares of beneficial interest

Distributable earnings

Net Assets:

$1,336,376,086

553,500,000

18,648,577

7,746,702

2,151,723

1,918,423,088

18,622,744

23,800,100

2,354,317

5,646

44,782,807 $1,873,640,281

$1,873,218,621 421,660 $1,873,640,281

Investor Class	$127,110,911
Institutional Class	$1,728,184,446
Private Investment Class	$905,300
Personal Investment Class	$13,611,003

Reserve Class	$10,279

Resource Class	$3,818,342
Shares outstanding, no par value,
unlimited number of shares authorized:
Investor Class	127,079,201
Institutional Class	1,727,801,100
Private Investment Class	905,099

Personal Investment Class	13,607,984

Reserve Class	10,277
Resource Class	3,817,495

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,889,876,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Invesco Premier
Portfolio
Investment income:
Interest	$18,146,603

Expenses:
Advisory fees	2,241,595

Distribution fees:
Private Investment Class	1,826

Personal Investment Class	34,620
Reserve Class	44

Resource Class	2,871
Total expenses	2,280,956

Less: Fees waived	(627,650)

Net expenses	1,653,306
Net investment income	16,493,297

Net realized gain from investment securities	3,315

Net increase in net assets resulting from operations	$16,496,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Premier Portfolio
	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$16,493,297	$36,825,552

Net realized gain	3,315	2,040

Net increase in net assets resulting from operations	16,496,612	36,827,592
Distributions to shareholders from distributable earnings:
Investor Class	(948,660)	(1,068,632)

Institutional Class	(15,422,929)	(35,544,255)

Private Investment Class	(9,512)	(83,516)

Personal Investment Class	(82,021)	(42,811)

Reserve Class	(51)	(152)

Resource Class	(30,124)	(86,186)

Total distributions from distributable earnings	(16,493,297)	(36,825,552)

Share transactions-net:
Investor Class	66,754,041	30,638,912

Institutional Class	61,013,429	709,430,303

Private Investment Class	(94,431)	(4,697,542)

Personal Investment Class	(160,041)	13,757,903

Reserve Class	55	151

Resource Class	521,168	(3,400,197)

Net increase in net assets resulting from share transactions	128,034,221	745,729,530

Net increase in net assets	128,037,536	745,731,570
Net assets:
Beginning of period	1,745,602,745	999,871,175

End of period	$1,873,640,281	$1,745,602,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

									Ratio of	Ratio of
									expenses	expenses
									to average	to average net	Ratio of net
	Net asset				Dividends				net assets	assets without	investment
	value,	Net		Total from	from net	Net asset		Net assets,	with fee waivers	fee waivers	income (loss)
	beginning	investment	Net gains	investment	investment	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income (loss)(a)	on securities	operations	income	of period	return(b)	(000's omitted)	reimbursements	reimbursements	net assets
Invesco Premier Portfolio
Six months ended									1.05%(c)	1.12%(c)	0.97%(c)
02/29/20	$1.00	$ 0.00	$(0.00)	$0.00	$(0.00)	$1.00	0.49%	$10
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.56	10	1.05	1.12	1.50
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	0.73	10	1.05	1.12	0.76
Year ended 08/31/17(d)	1.00	(0.00)	0.00	0.00	(0.00)	1.00	0.15	10	0.88	1.12	(0.07)

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $10.

(d)Commencement date of September 1, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Premier Portfolio (the "Fund") is a series of AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. "Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund's investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

13	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Premier Tax-Exempt Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $627,650.

14	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund's average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2020, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2020, the Fund engaged in securities purchases of $86,957,327 and securities sales of $70,568,338, which did not result in any net realized gains (losses).

NOTE 5—Trustees' and Officers' Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

15	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2019.

NOTE 8—Share Information

Invesco Premier Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Investor Class	157,381,432	$157,381,432	63,579,554	$63,579,554
Institutional Class	1,083,495,253	1,083,495,253	3,216,380,470	3,216,380,470

Private Investment Class	400,415	400,415	594,675	594,675
Personal Investment Class	1,707,713	1,707,713	13,955,408	13,955,408
Reserve Class	4	4	-	-

Resource Class	601,044	601,044	814,032	814,032
Issued as reinvestment of dividends:
Investor Class	828,596	828,596	1,059,467	1,059,467

Institutional Class	13,140,684	13,140,684	28,510,215	28,510,215
Private Investment Class	9,512	9,512	83,516	83,516
Personal Investment Class	82,021	82,021	23,914	23,914

Reserve Class	51	51	151	151
Resource Class	30,124	30,124	86,186	86,186
Reacquired:
Investor Class	(91,455,987)	(91,455,987)	(34,000,109)	(34,000,109)

Institutional Class	(1,035,622,508)	(1,035,622,508)	(2,535,460,382)	(2,535,460,382)

Private Investment Class	(504,358)	(504,358)	(5,375,733)	(5,375,733)

Personal Investment Class	(1,949,775)	(1,949,775)	(221,419)	(221,419)

Resource Class	(110,000)	(110,000)	(4,300,415)	(4,300,415)

Net increase in share activity	128,034,221	$128,034,221	745,729,530	$745,729,530

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

16	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Premier	$1,000.00	$1,004.90	$5.23	$1,019.64	$5.27	1.05%
Portfolio

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund's shares and pro- spective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Share- holders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-7

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a)	As of April 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer
("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the
Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c)
under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of
April 14, 2020, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant's internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the
Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.
13(a) (1)	Not applicable.
13(a) (2)	Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the
Sarbanes-Oxley Act of 2002.
13(a) (3)	Not applicable.
13(a) (4)	Not applicable.
13(b)	Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the
Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	May 6, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	May 6, 2020
By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer
Date:	May 6, 2020